================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                         Effective
Amount                                                 Coupon      Maturity       Maturity*                 Value
-----------                                            ------      ----------     -------------           ----------
Municipal Bonds and Notes-107.0%
Alabama-1.7%
$   310,000     AL Drinking Water Finance Authority(1)  6.000%     08/15/2021     07/31/2011(A)          $   310,543
  2,430,000     AL HFA (South Bay Apartments)(1)        5.950      02/01/2033     02/01/2013(A)            2,458,261
    145,000     Bayou La Batre, AL Utilities
                Board (Water & Sewer)(1)                5.750      03/01/2027     09/01/2011(A)              145,015
     40,000     Bessemer, AL GO(1)                      6.250      02/01/2024     08/01/2011(A)               40,051
     80,000     Bessemer, AL Medical Clinic
                Board (Bessemer Carraway
                Medical Center)(1)                      5.625      05/15/2017     07/31/2011(A)               80,098
    155,000     Bessemer, AL Medical Clinic
                Board (Bessemer Carraway
                Medical Center)(1)                      6.000      05/15/2019     07/31/2011(A)              155,149
  4,900,000     Bessemer, AL Medical Clinic
                Board (Bessemer Carraway
                Medical Center)(1)                      7.250      04/01/2015     07/31/2011(A)            4,914,798
     65,000     Birmingham, AL Private
                Educational Building Authority
                (Birmingham-Southern College)           6.000      12/01/2021     02/01/2021(B)               49,476
     50,000     Birmingham, AL Special Care
                Facilities (Children's Hospital
                of Alabama)(1)                          5.375      06/01/2017     07/31/2011(A)               50,089
  2,000,000     Courtland, AL Industrial Devel
                Board (International Paper Company)(1)  5.000      11/01/2013     11/01/2013               2,117,620
    200,000     Cullman County, AL Health
                Care Authority (Cullman
                Regional Medical Center)(1)             7.000      02/01/2036     05/04/2033(B)              191,200
  7,470,000     Huntsville, AL Health Care
                Authority, Series A(1)                  5.500      06/01/2025     06/01/2020(A)            7,863,221
  5,260,000     Jefferson County, AL Limited
                Obligation School Warrant(1)            5.250      01/01/2018     01/01/2018               5,074,795
  4,180,000     Jefferson County, AL Limited
                Obligation School Warrant               5.250      01/01/2019     01/01/2019               4,114,959
  6,860,000     Jefferson County, AL Limited
                Obligation School Warrant               5.500      01/01/2021     01/01/2021               6,633,551
  1,445,000     Jefferson County, AL Sewer(1)           5.250      02/01/2015     02/01/2015               1,379,397
    290,000     Jefferson County, AL Sewer(1)           5.625      02/01/2022     07/18/2021(B)              201,489
    700,000     Marshall County, AL Health
                Care Authority(1)                       5.750      01/01/2032     01/01/2013(A)              703,493
     50,000     Mobile, AL Limited Obligation Tax(1)    5.500      02/15/2023     02/15/2012(A)               51,363
  2,095,000     Morgan County-Decatur, AL
                Health Care Authority (Decatur
                General Hospital)(1)                    6.250      03/01/2013     03/01/2013               2,052,262
 15,756,000     Morgan County-Decatur, AL
                Health Care Authority (Decatur
                General Hospital)                       6.375      03/01/2024     07/31/2011(A)           15,765,769
    115,000     Satsuma, AL Waterworks &
                Sewer Board(1)                          6.000      07/01/2025     07/31/2011(A)              115,082

1     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                          Effective
Amount                                             Coupon         Maturity         Maturity*               Value
----------                                         ----------     ----------       ----------            ------------
Alabama Continued
$   500,000     Selma, AL Industrial Devel.
                Board (International Paper
                Company)(1)                            6.700%     03/01/2024       07/31/2011(A)          $   503,525
     55,000     Tuskegee, AL Utilities
                Board(1)                               5.500      02/01/2016       08/01/2011(A)               55,113
    150,000     Tuskegee, AL Utilities
                Board(1)                               5.500      02/01/2022       08/01/2011(A)              150,093
                                                                                                           ----------
                                                                                                           55,176,412
Alaska-0.5%
     25,000     AK HFC (Veterans
                Mtg.)(1)                               5.200      12/01/2014       06/01/2012(A)               25,500
     10,000     AK Industrial Devel. & Export
                Authority (Lake Dorothy
                Hydroelectric)(1)                      5.250      12/01/2021       01/08/2020(B)                9,734
    500,000     AK Industrial Devel. & Export
                Authority (Snettisham)(1)              5.500      01/01/2017       07/31/2011(A)              500,625
    305,000     AK Industrial Devel. & Export
                Authority (Snettisham)(1)              6.000      01/01/2015       07/31/2011(A)              305,683
 15,575,000     AK Northern Tobacco
                Securitization Corp.
                (TASC)(1)                              4.625      06/01/2023       04/02/2014(B)           14,266,544
                                                                                                           ----------
                                                                                                           15,108,086
Arizona-3.3%
 27,570,000     Apache County, AZ IDA
                (Tucson Electric
                Power Company)(1)                      5.875      03/01/2033       03/01/2033              27,277,758
 36,075,000     AZ Health Facilities Authority
                (Banner Health System)2                6.000      01/01/2030       01/07/2016(A)           36,575,776
  1,375,000     Goodyear, AZ IDA Water &
                Sewer (Litchfield Park Service
                Company)(1)                            6.750      10/01/2031       05/08/2028(B)            1,269,854
  1,530,000     Hassayampa, AZ Community
                Facilities District
                (Hassayampa Village
                Community)(1)                          7.750      07/01/2021       12/21/2011(A)            1,550,380
  1,365,000     Litchfield Park, AZ Community
                Facility District(1)                   6.375      07/15/2026       12/10/2022(B)            1,255,472
    880,000     Maricopa County, AZ IDA
                (Christian Care Mesa II)               6.000      01/01/2014       10/18/2012(B)              857,569
     15,000     Maricopa County, AZ IDA
                (Whispering Palms
                Apartments)(1)                         5.600      07/01/2013       07/01/2013                  14,466
 17,135,000     Maricopa County, AZ IDA
                Health Facilities (Catholic
                Healthcare West)(1)                    6.000      07/01/2021       07/25/2011(A)           17,203,369
  7,000,000     Maricopa County, AZ Pollution
                Control Corp. (Public Service
                Company of New Mexico)(1)              5.200      06/01/2043       06/01/2020C              7,099,470
  2,580,000     Mohave County, AZ IDA
                (Mohave Prison)(1)                     6.750      05/01/2012       02/02/2012(B)            2,627,653
  3,530,000     Mohave County, AZ IDA
                (Mohave Prison)(1)                     7.000      05/01/2013       05/01/2013               3,685,461
  1,200,000     Phoenix, AZ IDA (Gourmet
                Boutique West)(1)                      5.500      11/01/2017       11/25/2014(B)            1,007,628
     40,000     Pima County, AZ IDA
                (International Studies
                Academy)(1)                            6.750      07/01/2031       11/29/2027(B)               38,087

2     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                   Effective
Amount                                            Coupon      Maturity      Maturity*                    Value
----------                                        -------    ---------      --------------            -----------
Arizona Continued
 $     5,000  Scottsdale, AZ IDA
              (Scottsdale Memorial
              Hospitals)(1)                        5.500%     09/01/2012       03/07/2012(B)          $     5,161
   5,115,000  Scottsdale, AZ IDA
              (SHH/SHC/SHRC/SCIC
              Obligated Group)(1)                  5.250      09/01/2030       09/30/2027(B)            5,102,366
     385,000  Tucson, AZ IDA (Joint Single
              Family Mtg.)(1)                      5.250      07/01/2038       12/06/2012(A)              386,024
   1,750,000  Verrado, AZ Community
              Facilities District No. 1(1)         6.500      07/15/2027       07/03/2023(B)            1,612,660
                                                                                                     ------------
                                                                                                      107,569,154
Arkansas-0.0%
 165,000     AR Devel. Finance Authority (Madison
             Industrial Devel./Community
             Living Obligated
             Group)(1)                            5.800      12/01/2020        07/31/2011(A)             165,221
 220,000     AR Devel. Finance Authority
             (Single Family Mtg.)(1)              5.300      07/01/2024        07/01/2012(A)             227,099
  95,000     North Little Rock, AR Health
             Facilities Board (Baptist
             Health)(1)                           5.600      07/01/2017        07/31/2011(A)              95,204
 875,000     Warren, AR Solid Waste
             Disposal (Potlatch Corp.)(1)         7.500      08/01/2013        08/01/2011(A)             874,948
                                                                                                     -----------
                                                                                                       1,362,472
California-11.3%
  500,000    Alameda, CA
             Transportation
             Authority(1)                         5.250      10/01/2021        10/01/2011(A)             500,195
3,000,000    Antelope Valley, CA
             Healthcare District(1)               5.200      01/01/2020        07/31/2011(A)           3,001,830
4,350,000    Antelope Valley, CA
             Healthcare District(1)               5.250      09/01/2017        09/01/2017              4,179,132
4,180,000    Antioch, CA Public Financing
             Authority(1)                         5.625      01/01/2022        07/31/2011(A)           4,182,508
3,000,000    Antioch, CA Public Financing
             Authority(1)                         5.625      01/01/2027        01/05/2025(B)           2,999,940
  400,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.000      06/01/2026        11/29/2017(B)             362,008
16,000,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.250      06/01/2021        01/12/2014(B)          14,784,800
8,570,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.450      06/01/2028        01/06/2020(B)           7,432,418
2,660,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.500      06/01/2033        05/29/2015(B)           2,298,506
3,095,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.600      06/01/2036        05/28/2024(B)           2,313,667
3,000,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.650      06/01/2041        02/24/2028(B)           2,166,420
5,150,000    CA County Tobacco
             Securitization Agency
             (TASC)(1)                            5.750      06/01/2029        09/10/2015(B)           4,858,562

3     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                          Effective
Amount                                                 Coupon     Maturity         Maturity*                 Value
----------                                             ------     ---------        ----------             -----------
California Continued
$ 9,000,000     CA County Tobacco
                Securitization Agency
                (TASC)(1)                              5.875%     06/01/2027       04/14/2019(B)          $ 8,732,700
  2,505,000     CA County Tobacco
                Securitization Agency
                (TASC)(1)                              5.875      06/01/2043       08/29/2024(B)            1,923,840
  4,990,000     CA County Tobacco
                Securitization Agency
                (TASC)(1)                              6.000      06/01/2029       11/14/2015(B)            4,888,404
    135,000     CA County Tobacco
                Securitization Agency
                (TASC)(1)                              6.000      06/01/2042       08/18/2024(B)              105,862
  3,700,000     CA Educational Facilities
                Authority (Stanford
                University)(1)                         5.250      12/01/2032       07/31/2011(A)            3,747,249
  2,400,000     CA GO(1)                               5.375      06/01/2026       12/01/2011(A)            2,415,888
 45,795,000     CA Golden State Tobacco
                Securitization Corp.
                (TASC)(1)                              4.500      06/01/2027       11/01/2016(B)           38,149,525
 10,000,000     CA Golden State Tobacco
                Securitization Corp.
                (TASC)(1)                              5.000      06/01/2021       11/30/2011(A)            9,999,600
  2,500,000     CA Golden State Tobacco
                Securitization Corp.
                (TASC)(1)                              5.000      06/01/2033       10/10/2026(B)            1,843,125
  2,525,000     CA Health Facilities Financing
                Authority (Northern California
                Presbyterian Homes &
                Services)(1)                           5.125      07/01/2018       07/28/2011(A)            2,526,515
    390,000     CA Health Facilities Financing
                Authority (Pomona Valley
                Hospital Medical Center)(1)            5.750      07/01/2015       07/26/2011(A)              390,889
 50,000,000     CA Health Facilities Financing
                Authority (Stanford Hospital)(2)       5.750      11/15/2031       04/02/2030(A)           52,699,500
  3,225,000     CA HFA (Home Mtg.)(1)                  4.650      08/01/2022       11/03/2020(B)            2,933,041
  2,000,000     CA HFA (Home Mtg.)(1)                  5.300      08/01/2023       05/08/2021(B)            1,913,860
     50,000     CA HFA (Home Mtg.)(1)                  5.450      08/01/2033       05/17/2031(B)               48,438
  1,700,000     CA HFA, Series C(1)                    5.750      08/01/2030       10/12/2012(A)            1,722,287
  2,000,000     CA Hi-Desert Memorial Health
                Care District(1)                       5.500      10/01/2019       07/15/2011(A)            1,847,120
 10,065,000     CA Public Works(1)                     5.375      03/01/2023       03/01/2020(A)           10,620,487
 10,225,000     CA Public Works(1)                     6.625      11/01/2034       04/17/2019(A)           11,009,769
  1,500,000     CA Public Works (Dept. of
                General Services)(1)                   6.125      04/01/2028       04/01/2019(A)            1,581,105
     70,000     CA Public Works (Various
                Community Colleges)(1)                 5.200      09/01/2017       07/31/2011(A)               70,116
    600,000     CA Public Works (Various
                Community Colleges)(1)                 5.750      10/01/2030       10/01/2019(A)              607,998
  1,630,000     CA Statewide CDA (Fairfield
                Apartments)(1)                         6.500      01/01/2016       11/15/2013(B)            1,638,802
    305,000     CA Statewide Financing
                Authority Tobacco Settlement
                (TASC)(1)                              5.625      05/01/2029       04/07/2015(B)              287,459
     10,000     CA Veterans GO, Series BZ(1)           5.350      12/01/2021       07/31/2011(A)               10,007
  4,040,000     California County, CA
                Tobacco Securitization
                Authority (TASC)(1)                    5.625      06/01/2023       06/01/2012(A)            4,042,586

4     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                         Effective
Amount                                                Coupon       Maturity       Maturity*                 Value
---------                                             ------       ----------     ----------             -----------
California Continued
$   220,000     Carson, CA Public Financing
                Authority (Remediation)(1)              6.500%     10/01/2036     10/01/2019(A)          $   228,719
  1,000,000     Contra Costa County, CA
                Public Financing Authority
                (Pleasant Hill Bart)(1)                 5.125      08/01/2019     09/05/2017(B)              962,480
  3,350,000     Duarte, CA COP (Hope
                National Medical Center)                5.250      04/01/2019     07/31/2011(A)            3,358,409
  7,155,000     El Centro, CA Financing
                Authority (El Centro
                Redevel.)(1)                            6.000      11/01/2021     01/07/2017(A)            7,406,856
  8,000,000     Fontana, CA Special Tax
                Community Facilities District
                No. 2-A(1)                              5.250      09/01/2017     09/01/2011(A)            8,014,000
  2,000,000     Foothill, CA Eastern
                Transportation Corridor
                Agency Toll Road(1)                     5.850      01/15/2023     01/15/2023               1,996,780
    750,000     Foothill, CA Eastern
                Transportation Corridor
                Agency Toll Road(1)                     5.875      01/15/2026     01/15/2026                 729,638
  3,900,000     Foothill, CA Eastern
                Transportation Corridor
                Agency Toll Road(1)                     5.875      01/15/2026     01/15/2026               3,794,115
  9,000,000     Fresno, CA Airport(1)                   5.800      07/01/2030     07/31/2011(A)            9,022,050
  3,985,000     Inland, CA Empire Tobacco
                Securitization Authority
                (TASC)(1)                               4.625      06/01/2021     06/01/2021                3,157,555
     25,000     Lathrop, CA Improvement
                Bond Act 1915 (Mossdale
                Village Assessment District
                03-1)(1)                                5.800      09/02/2018     03/02/2012(A)               25,362
    175,000     Los Angeles, CA Parking
                System(1)                               5.250      05/01/2020     11/01/2011(A)              176,930
  5,620,000     Los Angeles, CA Regional
                Airports Improvement Corp.
                (American Airlines)(1)                  7.000      12/01/2012     06/07/2012(B)            5,639,052
    100,000     Los Angeles, CA State
                Building Authority(1)                   5.300      10/01/2014     07/31/2011(A)              100,774
     45,000     Maywood, CA Public
                Financing Authority(1)                  7.000      09/01/2028     09/01/2013(A)               45,245
  1,000,000     Moreno Valley, CA Unified
                School District Community
                Facilities District Special Tax
                No. 2003-2(1)                           5.950      09/01/2034     09/01/2011(A)            1,000,270
 17,940,000     Northern CA Tobacco
                Securitization Authority
                (TASC)(1)                               4.750      06/01/2023     02/01/2016(B)           15,797,605
  9,840,000     Northern CA Tobacco
                Securitization Authority
                (TASC)(1)                               5.375      06/01/2038     02/17/2031(B)            7,009,622
  1,310,000     Northern, CA Inyo County
                Local Hospital District(1)              6.000      12/01/2021     08/04/2019(B)            1,296,952
    250,000     Oakland, CA Building
                Authority (Elihu M Harris)(1)           5.000      04/01/2017     07/31/2011(A)              250,258
  1,500,000     Oakland, CA Unified School
                District(1)                             5.250      08/01/2024     08/01/2012(A)            1,501,965
  1,200,000     Oxnard, CA Harbor District(1)           5.750      08/01/2020     08/01/2013(A)            1,216,608
  4,550,000     Palomar Pomerado, CA
                Health Care District COP(1)             6.750      11/01/2039     11/01/2019(A)            4,564,378
    125,000     Perris, CA Public Financing
                Authority (Central North)(1)            6.750      10/01/2035     10/01/2018(A)              127,963

5     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                         Effective
Amount                                                 Coupon      Maturity       Maturity*                 Value
----------                                             -------     ----------     -----------            -----------
California Continued
$   500,000     Port of Oakland, CA(1)                  5.750%     11/01/2013     07/31/2011(A)          $   501,670
    260,000     Port of Oakland, CA(1)                  5.750      11/01/2014     07/31/2011(A)              260,744
  3,275,000     Port of Oakland, CA(1)                  5.750      11/01/2016     07/31/2011(A)            3,282,271
  1,455,000     Port of Oakland, CA(1)                  5.750      11/01/2020     07/31/2011(A)            1,456,630
    940,000     Port of Oakland, CA(1)                  5.750      11/01/2022     07/31/2011(A)              940,752
 35,530,000     Port of Oakland, CA(1)                  5.750      11/01/2029     09/30/2011(A)           35,533,198
  1,895,000     Riverside County, CA Asset
                Leasing Corp. (Riverside
                County Hospital)(1)                     5.700      06/01/2016     06/01/2012(A)            1,970,743
    425,000     Riverside County, CA Public
                Financing Authority COP(1)              5.750      05/15/2019     03/03/2016(B)              378,191
  1,370,000     Sacramento County, CA Hsg.
                Authority (Verandas
                Apartments Senior
                Community)(1)                           5.700      03/01/2034     09/01/2012(A)            1,378,494
  6,050,000     Sacramento, CA City
                Financing Authority (California
                EPA Building)                           5.250      05/01/2019     07/31/2011(A)            6,058,410
    425,000     San Francisco, CA City &
                County Airports Commission
                (SFO Fuel Company)(1)                   6.125      01/01/2027     07/31/2011(A)              425,395
  3,000,000     San Jose, CA Airport(1)                 5.000      03/01/2025     07/31/2011(A)            3,000,390
  1,975,000     San Marcos, CA Special
                Tax(1)                                  5.900      09/01/2028     05/02/2026(B)            1,816,921
  3,500,000     Santa Rosa, CA Rancheria
                Tachi Yokut Tribe Enterprise            6.125      03/01/2013     09/05/2012(B)            3,489,185
 15,395,000     Southern CA Tobacco
                Securitization Authority(1)             4.750      06/01/2025     12/23/2014(B)           13,423,978
  6,615,000     Val Verde, CA Unified School
                District(1)                             5.500      08/01/2033     08/01/2018(A)            6,772,371
     30,000     West Sacramento, CA
                Financing Authority (City
                Administration Facilities)(1)           5.300      09/01/2030     06/12/2027(B)               29,519
                                                                                                         -----------
                                                                                                         372,978,606
Colorado-0.3%
     75,000     Broomfield, CO Water
                Activity(1)                             5.400      12/01/2016     07/31/2011(A)               76,003
    100,000     Broomfield, CO Water
                Activity(1)                             5.500      12/01/2019     07/31/2011(A)              101,341
    100,000     CO Hsg. & Finance Authority
                (Multifamily)(1)                        5.450      10/01/2028     10/01/2011(A)              100,010
      5,000     CO Hsg. & Finance Authority
                (Multifamily)(1)                        5.700      10/01/2021     07/31/2011(A)                5,005
     50,000     CO Hsg. & Finance Authority
                (Multifamily)(1)                        5.900      10/01/2038     07/31/2011(A)               50,018
    530,000     CO Hsg. & Finance Authority
                (Single Family)                         5.483(3)   11/01/2029     11/22/2024(B)              189,178
    400,000     CO Hsg. & Finance Authority
                (Single Family)(1)                      5.900      08/01/2023     10/23/2011(A)              418,640
    190,000     CO Hsg. & Finance Authority
                (Single Family)(1)                      6.450      04/01/2030     04/01/2016(A)              194,269
    535,000     CO Hsg. & Finance Authority
                (Single Family)(1)                      6.800      04/01/2030     12/12/2011(A)              548,857

6     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                        Effective
Amount                                                 Coupon     Maturity       Maturity*                Value
----------                                             ------     ----------     ----------             ----------
Colorado Continued
$  580,000     CO Hsg. & Finance Authority
               (Single Family)(1)                      6.900%     04/01/2029     07/31/2011(A)          $  617,706
    30,000     CO Hsg. & Finance Authority
               (Single Family)(1)                      7.250      10/01/2031     02/27/2012(A)              30,829
    15,000     CO Hsg. & Finance Authority
               (Single Family)(1)                      7.450      10/01/2016     10/01/2016                 15,585
   250,000     CO Hsg. & Finance Authority
               (Single Family)(1)                      7.500      04/01/2031     09/11/2012(A)             258,875
   205,000     CO Hsg. & Finance Authority,
               Series D-2(1)                           6.350      11/01/2029     07/31/2011(A)             218,145
 3,900,000     CO Regional Transportation
               District (Denver Transportation
               Partners)(1)                            6.000      01/15/2034     07/15/2020(A)           3,948,672
   910,000     Colorado Springs, CO
               Hospital(1)                             6.375      12/15/2030     12/15/2011(A)             911,620
 1,950,000     Colorado Springs, CO Hospital
               (Memorial Health System)(1)             5.750      12/15/2024     12/15/2014(A)           2,015,364
    25,000     Denver, CO City & County
               Airport(1)                              6.125      11/15/2025     07/31/2011(A)              25,089
   500,000     Denver, CO City & County
               Multifamily Hsg. (National
               Boston Lofts Associates)(1)             5.750      10/01/2027     01/08/2022(B)             475,145
   315,000     Eagle County, CO Airport
               Terminal Corp.(1)                       5.050      05/01/2015     10/07/2013(B)             320,034
    70,000     Interlocken, CO Metropolitan
               District                                5.750      12/15/2011     07/31/2011(A)              70,526
    50,000     University of Colorado(1)               6.000      12/01/2022     06/01/2012(A)              52,523
                                                                                                         ----------
                                                                                                        10,643,434
Connecticut-0.5%
   935,000     CT Devel. Authority
               (Bridgeport Hydraulic
               Company)(1)                             6.150      04/01/2035     09/30/2011(A)             934,944
   215,000     CT Devel. Authority
               (Bridgeport Hydraulic
               Company)(1)                             6.150      04/01/2035     09/30/2011(A)             214,987
    60,000     CT Devel. Authority (Church
               Homes)(1)                               5.800      04/01/2021     09/30/2011(A)              60,014
 7,555,000     CT Devel. Authority Pollution
               Control (Connecticut Light &
               Power Company)(1)                       5.950      09/01/2028     10/01/2012(A)           7,586,580
    30,000     CT GO(1)                                5.650      03/15/2012     07/31/2011(A)              30,134
   125,000     CT H&EFA (Bridgeport
               Hospital)(1)                            5.375      07/01/2019     07/31/2011(A)             125,111
    35,000     CT H&EFA (Bridgeport
               Hospital)(1)                            5.375      07/01/2025     02/24/2023(B)              34,999
    55,000     CT H&EFA (Bridgeport
               Hospital)(1)                            6.625      07/01/2018     07/31/2011(A)              55,457
   230,000     CT H&EFA (Bridgeport
               Hospital/Bridgeport Hospital
               Foundation Obligated Group)             6.500      07/01/2012     07/16/2011(A)             230,853
   185,000     CT H&EFA (DKH/CHHC/HNE
               Obligated Group)(1)                     5.375      07/01/2026     07/31/2011(A)             185,126
     5,000     CT H&EFA (New Horizons)                 5.875      11/01/2012     07/31/2011(A)               5,022
 4,400,000     CT H&EFA (University of
               Harford)(1)                             5.625      07/01/2026     07/01/2014(A)           4,412,628

7     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                        Effective
Amount                                                 Coupon     Maturity       Maturity*                 Value
----------                                             ------     ----------     ------------           -----------
Connecticut Continued
$   300,000     CT H&EFA (William W Backus
                Hospital)(1)                           5.000%     07/01/2017     07/31/2011(A)          $   300,441
     30,000     CT HFA(1)                              5.200      11/15/2020     07/31/2011(A)               30,019
    130,000     CT HFA, Series C(1)                    5.500      11/15/2035     09/30/2011(A)              130,014
    100,000     CT Special Obligation Parking
                (Bradley International Airport
                Parking Company)(1)                    6.500      07/01/2018     03/09/2016(B)               98,896
    195,000     Eastern CT Res Rec
                (Wheelabrator Lisbon)(1)               5.500      01/01/2014     07/31/2011(A)              195,540
    915,000     Eastern CT Res Rec
                (Wheelabrator Lisbon)(1)               5.500      01/01/2020     07/31/2011(A)              915,055
                                                                                                          ---------
                                                                                                         15,545,820
Delaware-0.0%
 120,000        DE Hsg. Authority
                (Multifamily Mtg.)(1)                  6.950      07/01/2014     07/01/2014                 129,335
District of Columbia-0.9%
    200,000     District of Columbia
                (James F. Oyster
                Elementary School)(1)                  6.450      11/01/2034     11/16/2033(B)              179,620
     10,000     District of Columbia HFA
                (Single Family), Series B(1)           5.850      12/01/2018     07/31/2011(A)               10,360
     20,000     District of Columbia HFA
                (Single Family), Series B(1)           5.900      12/01/2028     07/31/2011(A)               20,893
  9,555,000     District of Columbia Tobacco
                Settlement Financing Corp.             6.250      05/15/2024     05/15/2012(A)            9,567,804
  6,180,000     District of Columbia Tobacco
                Settlement Financing Corp.(1)          6.500      05/15/2033     12/13/2019(B)            6,317,690
 15,070,000     District of Columbia Tobacco
                Settlement Financing Corp.             6.750      05/15/2040     10/03/2025(B)           14,676,673
                                                                                                          ---------
                                                                                                         30,773,040
Florida-6.1%
 3,310,000      Arborwood, FL
                Community Devel.
                District (Centex Homes)                5.250      05/01/2016     05/01/2016               3,031,000
    15,000      Baker County, FL Hospital
                Authority(1)                           5.300      12/01/2023     11/04/2019(B)               12,231
 1,290,000      Baker County, FL Hospital
                Authority (Baker County
                Medical Services)(1)                   5.100      12/01/2013     12/13/2012(B)            1,218,224
    15,000      Bay County, FL Water
                System(1)                              6.250      09/01/2014     07/31/2011(A)               15,072
   380,000      Bonnet Creek, FL Resort
                Community Devel. District
                Special Assessment(1)                  7.125      05/01/2012     05/01/2012                 376,284
    80,000      Broward County, FL Airport
                System(1)                              5.125      10/01/2017     07/31/2011(A)               80,120
    50,000      Broward County, FL Airport
                System(1)                              5.750      10/01/2018     10/01/2011(A)               50,754
    30,000      Broward County, FL Airport
                System (Passenger Facility)(1)         5.250      10/01/2014     07/31/2011(A)               30,075
   105,000      Broward County, FL Airport
                System (Passenger Facility)(1)         5.250      10/01/2015     07/31/2011(A)              105,232
   245,000      Broward County, FL HFA                 5.400      10/01/2038     01/16/2019(B)              237,503

8     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                           Effective
Amount                                                    Coupon     Maturity       Maturity*                Value
----------                                                -------    ----------     ----------             ----------
Florida Continued
$   70,000     Broward County, FL HFA
               (Bridgewater Place
               Apartments)(1)                             5.500%     04/01/2041     06/24/2038(B)          $   65,164
   365,000     Broward County, FL HFA
               (Cross Keys Apartments)(1)                 5.800      10/01/2033     08/20/2031(B)             358,609
    45,000     Broward County, FL HFA
               (Golden Villas)(1)                         6.750      10/01/2045     04/01/2016(A)              45,870
   220,000     Broward County, FL HFA
               (Pompano Oaks Apartments)(1)               6.100      12/01/2038     07/31/2011(A)             220,132
    75,000     Broward County, FL HFA
               (Praxis of Deerfield Beach
               III)(1)                                    5.300      09/01/2023     08/01/2011(A)              75,045
    90,000     Broward County, FL HFA
               (Praxis of Deerfield Beach)(1)             5.350      03/01/2031     08/01/2011(A)              90,004
    30,000     Broward County, FL HFA
               (Stirling Apartments)(1)                   5.300      10/01/2023     09/27/2020(B)              29,864
    80,000     Broward County, FL HFA
               (Stirling Apartments)(1)                   5.650      10/01/2028     06/15/2024(B)              77,542
    50,000     Broward County, FL HFA
               (Venice Homes Apartments)(1)               5.650      01/01/2022     07/31/2011(A)              50,031
    35,000     Broward County, FL Port
               Facilities(1)                              5.000      09/01/2027     12/29/2023(B)              33,996
   105,000     Cape Coral, FL Health
               Facilities Authority (Gulf Care)(1)        6.000      10/01/2016     07/31/2011(A)             105,175
    80,000     Collier County, FL HFA
               (Saxon Manor Isle Apartments)(1)           5.450      03/01/2030     09/01/2011(A)              80,009
   375,000     Collier County, FL HFA
               (Whistlers Green Apartments)(1)            5.400      12/01/2027     12/01/2011(A)             375,368
   240,000     Collier County, FL HFA
               (Whistlers Green Apartments)(1)            5.450      06/01/2039     12/01/2011(A)             240,017
   850,000     Collier County, FL IDA (Allete)(1)         6.500      10/01/2025     10/01/2025                848,717
     5,000     Cypress Club, FL Special
               Recreational District(1)                   7.100      09/01/2013     07/31/2011(A)               5,028
   310,000     Dade County, FL GO
               (Seaport)(1)                               5.400      10/01/2021     07/31/2011(A)             310,973
   175,000     Dade County, FL GO
               (Seaport)(1)                               5.450      10/01/2016     07/31/2011(A)             175,695
   210,000     Dade County, FL GO
               (Seaport)(1)                               5.500      10/01/2026     07/31/2011(A)             210,529
 1,700,000     Dade County, FL GO
               (Seaport)                                  5.750      10/01/2015     07/31/2011(A)           1,707,191
    70,000     Dade County, FL HFA (Golden
               Lakes Apartments)(1)                       5.900      11/01/2022     11/01/2011(A)              69,999
   500,000     Dade County, FL HFA (Golden
               Lakes Apartments)(1)                       5.950      11/01/2027     09/18/2025(B)             480,285
   305,000     Dade County, FL HFA (Golden
               Lakes Apartments)(1)                       6.000      11/01/2032     09/15/2030(B)             284,507
   735,000     Dade County, FL HFA (Golden
               Lakes Apartments)(1)                       6.050      11/01/2039     10/30/2036(B)             667,748
   110,000     Dade County, FL HFA (Siesta
               Pointe Apartments)(1)                      5.700      09/01/2022     07/31/2011(A)             110,096
   170,000     Dade County, FL HFA (Siesta
               Pointe Apartments)                         5.750      09/01/2029     07/31/2011(A)             170,058
 1,205,000     Dade County, FL Res Rec(1)                 5.500      10/01/2013     07/31/2011(A)           1,208,591

9     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                         Effective
Amount                                                  Coupon     Maturity       Maturity*                Value
---------                                               -------    ---------      ----------             ----------
Florida Continued
$1,300,000     East Homestead FL
               Community Devel. District(1)             7.250%     05/01/2021     05/01/2021             $1,299,818
   180,000     Enterprise, FL Community
               Devel. District(1)                       5.750      05/01/2017     07/31/2011(A)             180,680
     5,000     Enterprise, FL Community
               Devel. District                          6.100      05/01/2016     07/31/2011(A)               5,020
 4,000,000     Escambia County, FL
               Environmental Improvement
               (International Paper Company)(1)         5.750      11/01/2027     11/01/2013(A)           4,008,720
 4,700,000     Escambia County, FL Health
               Facilities Authority(1)                  5.950      07/01/2020     08/29/2018(B)           4,886,825
     5,000     Escambia County, FL School
               Board COP(1)                             5.500      02/01/2016     08/01/2011(A)               5,018
   795,000     Fiddler's Creek, FL
               Community Devel. District(1)             5.800      05/01/2021     10/21/2011(B)             751,625
   900,000     Fiddler's Creek, FL
               Community Devel. District(1)             5.875      05/01/2021     07/28/2016(B)             855,738
    30,000     FL Agriculture & Mechanical
               University(1)                            5.300      07/01/2017     07/31/2011(A)              30,101
 8,000,000     FL Citizens Property
               Insurance Corp.4                         5.000      06/01/2020     06/01/2020               8,138,480
    15,000     FL Correctional Private
               Commission (350 Bed
               Youthful) COP(1)                         5.000      08/01/2017     08/01/2011(A)              15,026
   150,000     FL HFA(1)                                6.300      09/01/2036     09/01/2036                143,892
    15,000     FL HFA (Brittany of Rosemont)(1)         6.050      07/01/2015     07/28/2011(A)              15,013
    20,000     FL HFA (Grand Court Apartments)(1)       5.300      08/15/2031     02/15/2012(A)              20,017
    20,000     FL HFA (Holly Cove Apartments)(1)        6.050      10/01/2015     07/31/2011(A)              20,019
   285,000     FL HFA (Holly Cove Apartments)(1)        6.250      10/01/2035     10/29/2031(B)             268,396
    35,000     FL HFA (Homeowner Mtg.)(1)               5.900      07/01/2029     07/31/2011(A)              35,415
   110,000     FL HFA (Hsg. Partners of
               Gainesville)(1)                          5.600      07/01/2027     06/23/2024(B)              98,828
    55,000     FL HFA (Landings at Sea
               Forest)(1)                               5.850      12/01/2018     11/30/2011(A)              54,998
   215,000     FL HFA (Landings at Sea Forest)(1)       6.050      12/01/2036     12/01/2036                192,281
    90,000     FL HFA (Leigh Meadows
               Apartments)(1)                           6.100      09/01/2016     07/31/2011(A)              90,075
    60,000     FL HFA (Mar Lago Village
               Apartments)(1)                           5.900      12/01/2027     10/04/2023(B)              55,597
    50,000     FL HFA (Mar Lago Village
               Apartments)(1)                           6.000      06/01/2039     12/09/2034(B)              43,735
    90,000     FL HFA (Mar Lago Village
               Associates)(1)                           6.000      06/01/2039     12/01/2011(A)              90,216
   190,000     FL HFA (Reserve at Kanpaha)(1)           5.500      07/01/2020     01/16/2017(B)             183,721
    60,000     FL HFA (Reserve at North Shore)(1)       5.500      11/01/2020     05/14/2017(B)              57,957
    25,000     FL HFA (Reserve at North Shore)(1)       5.600      11/01/2027     10/21/2024(B)              22,429
   110,000     FL HFA (Spinnaker Cove
               Apartments)(1)                           6.375      07/01/2026     05/14/2022(B)             107,614

10     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                  Effective
Amount                                                           Coupon     Maturity       Maturity*                 Value
----------                                                       ------     ----------     ------------           ----------
Florida Continued
$2,665,000     FL HFA (St. Cloud Village Associates)(1)          5.950%     02/01/2030     08/01/2011(A)          $2,665,240
    75,000     FL HFA (Stoddert Arms Apartments)(1)              6.300      09/01/2036     08/06/2032(B)              68,538
   165,000     FL HFA (Villas of Capri)(1)                       6.100      04/01/2017     07/31/2011(A)             165,266
    70,000     FL HFA (Wentworth Apartments)(1)                  5.300      05/01/2039     06/11/2037(B)              64,555
   550,000     FL HFA (Wentworth Apartments)(1)                  5.375      11/01/2029     11/01/2011(A)             549,978
    20,000     FL HFA (Wentworth Apartments)(1)                  5.400      11/01/2034     09/10/2032(B)              18,836
    50,000     FL HFA (Westlake Apartments)(1)                   5.300      09/01/2031     03/01/2012(A)              50,032
    55,000     FL HFA (Willow Lake Apartments)(1)                5.400      01/01/2032     02/01/2030(B)              47,146
    15,000     FL HFA (Windchase Apartments)(1)                  5.750      12/01/2017     07/31/2011(A)              15,006
    65,000     FL HFA (Windchase Apartments)(1)                  6.000      06/01/2039     06/01/2039                 59,819
   145,000     FL HFA (Windchase Apartments)(1)                  6.000      06/01/2039     07/26/2034(B)             126,832
    55,000     FL HFA (Windchase Apartments), Series C(1)        5.900      12/01/2027     08/21/2023(B)              50,964
   535,000     FL HFA (Woodbridge Apartments)(1)                 6.050      12/01/2016     07/31/2011(A)             535,417
 1,310,000     FL HFA (Woodbridge Apartments)(1)                 6.150      12/01/2026     09/13/2022(B)           1,250,971
 2,630,000     FL HFA (Woodbridge Apartments)(1)                 6.250      06/01/2036     09/07/2032(B)           2,387,304
    20,000     FL HFA (Worthington Apartments)                   5.950      12/01/2015     07/31/2011(A)              20,017
   280,000     FL HFA (Worthington Apartments)(1)                6.050      12/01/2025     09/11/2021(B)             272,124
   420,000     FL HFA (Worthington Apartments)(1)                6.200      12/01/2035     12/26/2031(B)             392,990
    15,000     FL HFC (Andrews Place Apartments)(1)              5.000      11/01/2033     09/17/2031(B)              14,663
   180,000     FL HFC (Ashton Lake Apartments)(1)                5.700      07/01/2033     07/31/2011(A)             180,058
   125,000     FL HFC (Ashton Lake Apartments)(1)                5.875      01/01/2041     07/31/2011(A)             125,035
    25,000     FL HFC (Ashton Point Apartments)(1)               5.750      07/01/2036     07/31/2011(A)              25,008
   390,000     FL HFC (Bernwood Trace Associates)                5.833(3)   12/01/2029     12/01/2011(A)             130,280
   310,000     FL HFC (Brittany of Rosemont)(1)                  6.250      07/01/2035     02/11/2031(B)             281,821
    50,000     FL HFC (Deer Meadows Apartments)(1)               5.800      11/01/2019     11/01/2011(A)              50,218
    40,000     FL HFC (Deer Meadows Apartments)(1)               5.875      11/01/2025     11/01/2011(A)              40,080
    20,000     FL HFC (Grande Court Apartments)(1)               5.375      02/15/2035     02/15/2012(A)              20,019
    15,000     FL HFC (Hampton Court Apartments)(1)              5.600      03/01/2032     07/31/2011(A)              15,005
   100,000     FL HFC (Holly Cove Apartments)(1)                 6.150      10/01/2025     07/04/2021(B)              98,131
 4,620,000     FL HFC (Homeowner Mtg.)(1)                        5.750      01/01/2037     08/10/2012(A)           4,762,296
    45,000     FL HFC (Hunters Ridge-Deerwood)(1)                5.300      12/01/2028     07/31/2011(A)              45,017
    75,000     FL HFC (Leigh Meadows Apartments)(1)              6.300      09/01/2036     09/14/2032(B)              68,538
    50,000     FL HFC (Logan Heights Apartments)(1)              5.700      04/01/2021     04/01/2021                 49,189
    50,000     FL HFC (Logan Heights Apartments)(1)              5.800      10/01/2027     03/05/2025(B)              46,799

11     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                              Effective
Amount                                                       Coupon     Maturity       Maturity*                 Value
----------                                                  -------     ----------     ------------           ----------
Florida Continued
$  120,000     FL HFC (Logan Heights Apartments)(1)          5.850%     10/01/2033     03/05/2031(B)          $  108,019
   200,000     FL HFC (Logan Heights Apartments)(1)          6.000      10/01/2039     03/12/2037(B)             180,464
    20,000     FL HFC (Logan's Pointe Apartments)(1)         5.900      12/01/2019     12/01/2011(A)              20,131
 4,590,000     FL HFC (Logan's Pointe Apartments)(1)         6.000      06/01/2039     12/01/2011(A)           4,603,265
   185,000     FL HFC (Logan's Pointe Apartments)            6.276(3)   12/01/2029     12/01/2011(A)              58,134
    25,000     FL HFC (Marina Bay Apartments)(1)             5.750      08/01/2033     08/01/2011(A)              25,009
   125,000     FL HFC (Mystic Pointe II)(1)                  6.100      12/01/2035     06/01/2012(A)             125,103
   125,000     FL HFC (Peacock Run Apartments)(1)            5.400      08/01/2042     08/02/2039(B)             124,806
   350,000     FL HFC (Raceway Pointe Apartments)(1)         5.950      09/01/2032     09/01/2011(A)             349,955
   110,000     FL HFC (Raceway Pointe Partners)(1)           5.750      09/01/2027     03/30/2024(B)             103,484
    15,000     FL HFC (River Trace Senior Apartments)        5.700      07/01/2035     07/31/2011(A)              15,004
    20,000     FL HFC (Sanctuary Winterlakes)(1)             5.850      09/01/2026     09/01/2011(A)              20,024
   245,000     FL HFC (Spring Harbor Apartments)             5.500      08/01/2019     08/01/2011(A)             245,103
    95,000     FL HFC (Spring Harbor Apartments)(1)          5.900      08/01/2039     04/25/2035(B)              89,189
    25,000     FL HFC (Sundance Pointe Associates)(1)        5.750      08/01/2033     08/01/2011(A)              25,008
    20,000     FL HFC (Waterbridge Apartments)(1)            5.125      08/01/2027     05/04/2027(B)              17,933
    50,000     FL HFC (Waverly Apartments)(1)                6.200      07/01/2035     07/01/2012(A)              50,458
   295,000     FL HFC (Westwood Apartments)(1)               5.450      02/01/2041     08/01/2011(A)             294,982
    40,000     FL HFC (Winterlakes
               Sanctuary), Series H-1(1)                     6.000      09/01/2032     09/01/2011(A)              40,050
   265,000     FL HFC (Woodridge Apartments)(1)              5.850      10/01/2033     01/30/2032(B)             238,542
    35,000     FL HFC (Woodridge Apartments)(1)              6.000      10/01/2039     03/03/2037(B)              31,581
    50,000     FL HFC (Woods Vero Beach)(1)                  5.750      10/01/2024     10/01/2011(A)              50,043
 4,340,000     FL Municipal Loan Council(1)                  5.375      11/01/2030     11/01/2011(A)           4,345,816
    80,000     FL Municipal Loan Council(1)                  5.750      11/01/2013     11/01/2011(A)              81,066
    25,000     FL State Board of Regents
               (Florida International University)            5.375      07/01/2016     07/31/2011(A)              25,097
     5,000     FL State Board of Regents
               (University Central Florida)                  6.000      10/01/2013     07/31/2011(A)               5,022
    10,000     Gainesville, FL Utilities System(1)           6.000      10/01/2014     07/31/2011(A)              10,046
   600,000     Gulf Breeze, FL GO(1)                         6.050      12/01/2015     07/31/2011(A)             601,800
 1,640,000     Halifax, FL Hospital Medical Center(1)        5.250      06/01/2026     07/08/2024(B)           1,624,879
 3,500,000     Hialeah Gardens, FL Health Facilities
               Authority(SJRNC/VMNRC/SJR/
               CHFTEH/SANC Obligated Group)(1)               5.250      08/15/2024     08/15/2017(A)           3,539,025
    25,000     Hialeah, FL Hsg. Authority(1)                 5.300      12/20/2018     07/31/2011(A)              25,532
   580,000     Highlands, FL Community
               Devel. District(5)                            5.000      05/01/2011     05/01/2011                289,884

12     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                             Coupon     Maturity        Maturity*               Value
-----------                                                        -------    ----------      ---------             ----------
Florida Continued
$ 2,000,000     Hillsborough County, FL IDA
                (National Gypsum Company)(1)                       7.125%     04/01/2030     04/01/2030             $ 1,813,040
     95,000     Jacksonville, FL Capital
                Improvement (Gator Bowl)(1)                        5.250      10/01/2025     07/31/2011(A)               95,189
  3,665,000     Jacksonville, FL EDC (Met
                Packaging Solutions)(1)                            5.500      10/01/2030     05/28/2028(B)            3,596,428
  5,555,000     Jacksonville, FL EDC (Met
                Packaging Solutions)(1)                            5.875      06/01/2025     06/01/2016(A)            5,624,382
  2,910,000     Jacksonville, FL EDC (Met
                Packaging Solutions)(1)                            5.875      06/01/2031     06/01/2016(A)            2,920,301
 13,020,000     Jacksonville, FL Port Authority(1)                 6.000      11/01/2038     11/01/2012(A)           13,149,158
    275,000     Jacksonville, FL Sales Tax(1)                      5.500      10/01/2018     10/01/2011(A)              277,940
      5,000     Jacksonville, FL Sales Tax
                (River City Renaissance)(1)                        5.125      10/01/2018     10/01/2011(A)                5,001
    100,000     Lake County, FL Sales Tax(1)                       5.300      10/01/2018     07/22/2011(A)              100,571
    165,000     Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)(1)              5.250      11/15/2016     07/31/2011(A)              165,322
     40,000     Lakeland, FL Hospital System (Lakeland
                Regional Medical Center)(1)                        5.250      11/15/2025     09/30/2011(A)               40,008
     25,000     Lakeland, FL Light & Water(1)                      5.750      10/01/2019     07/31/2011(A)               26,918
  4,580,000     Lee County, FL Airport(1)                          5.750      10/01/2025     10/01/2011(A)            4,592,458
    155,000     Lee County, FL Airport(1)                          6.000      10/01/2029     10/01/2011(A)              155,479
 15,480,000     Lee County, FL Airport(1)                          6.000      10/01/2032     10/01/2011(A)           15,515,140
     20,000     Lee County, FL COP (Master Lease)                  5.125      10/01/2012     07/31/2011(A)               20,065
    125,000     Lee County, FL Transportation Facility(1)          5.500      10/01/2013     10/01/2011(A)              126,430
     90,000     Lexington Oaks, FL
                Community Devel. District(1)                       6.700      05/01/2033     04/24/2013(A)               91,492
     10,000     Manatee County, FL HFA
                (Single Family Mtg.)(1)                            5.400      03/01/2029     09/01/2011(A)               10,216
     10,000     Manatee County, FL HFA
                (Single Family Mtg.)(1)                            5.500      03/01/2035     09/01/2015(A)               10,374
      5,000     Manatee County, FL HFA,
                Series A5                                          9.125      06/01/2016     03/05/2013(B)                4,250
     20,000     Manatee County, FL Port
                Authority(1)                                       5.400      10/01/2013     07/31/2011(A)               20,061
     35,000     Martin County, FL Health
                Facilities Authority (Martin
                Memorial Medical Center)(1)                        5.250      11/15/2020     09/30/2011(A)               35,000
 10,125,000     Martin County, FL IDA
                (Indiantown Cogeneration)                          7.875      12/15/2025     07/31/2011(A)           10,171,575
    270,000     Martin County, FL IDA
                (Indiantown Cogeneration)                          8.050      12/15/2025     07/31/2011(A)              271,242
  2,000,000     Miami Beach, FL Stormwater(1)                      5.250      09/01/2025     09/01/2011(A)            2,010,840
     70,000     Miami, FL Community
                Redevel. (Southeast
                Overtown/Park West)(1)                             8.500      10/01/2015     07/31/2011(A)               70,264
     25,000     Miami-Dade County, FL Aviation(1)                  5.250      10/01/2015     07/31/2011(A)               25,054
     20,000     Miami-Dade County, FL Aviation(1)                  5.250      10/01/2016     07/31/2011(A)               20,037

13     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                Effective
Amount                                                         Coupon     Maturity       Maturity*                Value
----------                                                     ------     ----------     ----------             ----------
Florida Continued
$   50,000     Miami-Dade County, FL Aviation(1)               5.250%     10/01/2017     07/31/2011(A)          $   50,076
    15,000     Miami-Dade County, FL
               Aviation (Miami International
               Airport)(1)                                     5.250      10/01/2022     10/01/2012(A)              15,242
 2,650,000     Miami-Dade County, FL
               Aviation (Miami International
               Airport)(1)                                     5.375      10/01/2025     10/01/2012(A)           2,681,774
 5,000,000     Miami-Dade County, FL
               Aviation (Miami International Airport)(1)       5.750      10/01/2018     10/01/2012(A)           5,160,050
 3,500,000     Miami-Dade County, FL Aviation
               (Miami International Airport)(1)                5.750      10/01/2020     10/01/2012(A)           3,594,920
    50,000     Miami-Dade County, FL Aviation
               (Miami International Airport)(1)                5.750      10/01/2024     07/31/2011(A)              50,665
 4,325,000     Miami-Dade County, FL
               Aviation (Miami International Airport)(1)       6.000      10/01/2024     10/01/2011(A)           4,373,527
 5,310,000     Miami-Dade County, FL
               Aviation (Miami International Airport)(1)       6.000      10/01/2029     10/01/2011(A)           5,367,454
    25,000     Miami-Dade County, FL HFA
               (Country Club Villas Apartments)(1)             6.000      10/01/2015     07/31/2011(A)              25,043
    35,000     Miami-Dade County, FL HFA
               (Country Club Villas Apartments)(1)             6.050      10/01/2019     07/31/2011(A)              35,041
    20,000     Miami-Dade County, FL HFA
               (Country Club Villas Apartments)(1)             6.100      10/01/2029     07/31/2011(A)              20,011
 4,985,000     Miami-Dade County, FL HFA
               (Country Club Villas Apartments)(1)             6.200      10/01/2039     07/31/2011(A)           4,987,642
 1,235,000     Miami-Dade County, FL HFA
               (Homeownership Mtg.)(1)                         5.450      10/01/2038     05/15/2014(B)           1,189,120
   200,000     Miami-Dade County, FL HFA
               (Marbrisa Apartments)(1)                        6.050      08/01/2029     05/22/2028(B)             199,834
 1,335,000     Miami-Dade County, FL HFA
               (Sunset Bay Apartments)(1)                      6.050      01/01/2041     01/01/2013(A)           1,347,362
 3,280,000     Miami-Dade County, FL IDA
               (BAC Funding Corp.)                             5.250      10/01/2020     10/01/2011(A)           3,357,506
    75,000     Miami-Dade County, FL Public
               Service Tax Revenue (UMSA
               Public Improvements)(1)                         5.250      10/01/2016     10/01/2011(A)              75,524
    20,000     Miami-Dade County, FL
               Special Obligation, Series B                    5.426(3)   10/01/2031     10/01/2031                  5,072
    10,000     North Palm Beach Heights, FL
               Water Control District, Series A(1)             6.500      10/01/2012     07/31/2011(A)              10,050
    30,000     North Palm Beach Heights, FL
               Water Control District, Series B(1)             6.500      10/01/2012     07/31/2011(A)              30,150
   235,000     Oakland, FL Charter School(1)                   6.950      12/01/2015     01/24/2014(B)             244,647
    25,000     Okaloosa County, FL Airport(1)                  5.500      10/01/2023     09/08/2019(B)              23,945
 1,190,000     Orange County, FL HFA(1)                        5.650      09/01/2034     09/01/2013(A)           1,225,367
    20,000     Orange County, FL HFA (Homeowner)(1)            5.000      09/01/2017     03/01/2012(A)              20,209
    40,000     Orange County, FL HFA (Loma Vista)(1)           5.400      09/01/2019     07/11/2017(B)              38,765

14     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                        Effective
Amount                                                                 Coupon     Maturity       Maturity*               Value
----------                                                             -------    ---------      ------------           ----------
Florida Continued
$   15,000     Orange County, FL HFA (Loma Vista)(1)                   5.450%     09/01/2024     07/13/2022(B)          $   13,472
   120,000     Orange County, FL HFA (Loma Vista)(1)                   5.500      03/01/2032     05/26/2029(B)              99,451
   950,000     Orange County, FL HFA (Seminole Pointe)(1)              5.650      12/01/2017     02/11/2015(B)             949,041
 1,200,000     Orlando, FL Tourist Devel. Tax(1)                       5.250      11/01/2023     11/01/2017(A)           1,208,784
   235,000     Osceola County, FL HFA
               (Tierra Vista Apartments)(1)                            5.800      12/01/2029     07/31/2011(A)             235,092
   120,000     Palm Beach County, FL
               Health Facilities Authority
               (ACTS Retirement/Life Communities)(1)                   5.125      11/15/2029     10/17/2029(B)             110,656
   130,000     Palm Beach County, FL
               Health Facilities Authority
               (Boca Raton Community Hospital)(1)                      5.500      12/01/2021     04/10/2018(B)             124,622
   100,000     Palm Beach County, FL
               Health Facilities Authority
               (Jupiter Medical Center)(1)                             5.250      08/01/2018     08/01/2011(A)             100,165
   210,000     Palm Beach County, FL
               Health Facilities Authority
               (Jupiter Medical Center)(1)                             5.250      08/01/2023     08/01/2011(A)             210,158
     5,000     Palm Beach County, FL
               Health Facilities Authority (Life Care Retirement
               Communities)                                            5.500      10/01/2011     07/31/2011(A)               5,015
    25,000     Palm Beach County, FL HFA
               (Chelsea Commons Apartments)                            5.600      12/01/2012     07/31/2011(A)              25,065
   140,000     Palm Beach County, FL HFA
               (Chelsea Commons Apartments)(1)                         5.800      12/01/2017     07/31/2011(A)             141,387
   400,000     Palm Beach County, FL HFA
               (Chelsea Commons Apartments)(1)                         5.850      12/01/2022     07/31/2011(A)             400,400
   250,000     Palm Beach County, FL HFA
               (Chelsea Commons Apartments)(1)                         5.900      06/01/2029     07/31/2011(A)             250,115
    80,000     Palm Beach County, FL HFA
               (Golden Lake Hsg. Assoc.)                               6.100      08/01/2029     08/01/2011(A)              80,058
   130,000     Palm Beach County, FL HFA
               (Pinnacle Palms Apartments)(1)                          5.650      07/01/2031     07/31/2011(A)             130,042
   825,000     Palm Beach County, FL HFA
               (Windsor Park Apartments)(1)                            5.850      12/01/2033     11/30/2011(A)             824,942
   200,000     Palm Beach County, FL HFA
               (Windsor Park Apartments)(1)                            5.900      06/01/2038     11/30/2011(A)             199,978
 1,100,000     Palm Glades, FL Community
               Devel. District(1)                                      4.850      08/01/2011     08/01/2011                781,000
    65,000     Pasco County, FL HFA (Pasco Woods)(1)                   5.700      08/01/2019     08/01/2011(A)              65,066
   850,000     Pasco County, FL HFA (Pasco Woods)(1)                   5.800      08/01/2029     08/01/2011(A)             850,247
    50,000     Pinellas County, FL Educational Facilities
               Authority (Barry University)(1)                         5.875      10/01/2025     10/01/2011(A)              50,021

15     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                         Effective
Amount                                                  Coupon     Maturity       Maturity*                 Value
---------                                               ------     ----------     -----------            ----------
Florida Continued
$  200,000     Pinellas County, FL
               Educational Facilities Authority
               (Barry University)(1)                    5.875%     10/01/2030     04/11/2029(B)          $  198,046
   285,000     Pinellas County, FL
               Educational Facilities Authority
               (Barry University)(1)                    6.250      10/01/2015     10/01/2011(A)             287,012
 1,200,000     Pinellas County, FL HFA
               (Oaks of Clearwater)(1)                  6.250      06/01/2034     12/01/2013(A)           1,211,148
 3,105,000     Pinellas County, FL HFA
               (Oaks of Clearwater)(1)                  6.375      06/01/2019     09/01/2013(A)           3,258,201
    80,000     Port Everglades, FL Authority,
               Series A(1)                              5.000      09/01/2016     07/31/2011(A)              82,138
    25,000     Port Palm Beach, FL District             5.300      09/01/2014     07/31/2011(A)              25,049
    20,000     Port Palm Beach, FL District(1)          5.500      09/01/2019     07/31/2011(A)              20,015
   195,000     Port Palm Beach, FL District(1)          5.500      09/01/2024     09/01/2011(A)             194,996
   285,000     Santa Rosa Bay, FL Bridge
               Authority                                6.250      07/01/2028     03/11/2026(B)             128,130
 9,025,000     Seminole Tribe, FL Special
               Obligation(1)                            5.750      10/01/2022     03/30/2022(B)           9,017,419
 1,280,000     St. Johns County, FL IDA
               (World Golf Foundation)(1)               5.500      09/01/2016     09/01/2011(A)           1,297,920
    25,000     St. Johns County, FL IDA
               (World Golf Foundation)(1)               5.500      03/01/2017     07/31/2011(A)              25,039
 1,420,000     St. Johns County, FL IDA
               (World Golf Foundation)(1)               5.500      09/01/2017     09/01/2011(A)           1,438,787
 1,300,000     St. Johns County, FL IDA
               (World Golf Foundation)(1)               5.500      09/01/2018     09/01/2011(A)           1,316,471
   130,000     St. Lucie, FL West Services
               District(1)                              6.000      10/01/2022     10/01/2011(A)             133,036
    30,000     St. Petersburg Beach, FL GO              5.250      10/01/2013     07/31/2011(A)              30,117
 2,865,000     Sumter Landing, FL
               Community Devel. District(1)             5.000      10/01/2020     07/03/2017(B)           2,864,771
 4,550,000     Tallahassee, FL Health
               Facilities (Tallahassee
               Memorial Healthcare)(1)                  6.250      12/01/2020     07/31/2011(A)           4,586,264
    65,000     Tallahassee, FL Health
               Facilities (Tallahassee
               Memorial Medical Center)(1)              6.000      12/01/2015     07/31/2011(A)              65,164
 1,130,000     Tamarac, FL Industrial Devel.
               (Sunbelt Precision
               Products)(1)                             6.500      08/01/2017     11/03/2014(B)           1,085,049
    20,000     University Central Florida
               (Parking Facility)(1)                    5.300      07/01/2015     07/31/2011(A)              20,076
    25,000     University of South Florida
               (University Bookstore)                   6.000      07/01/2014     07/31/2011(A)              25,100
   585,000     Village, FL Community Devel.
               District(1)                              7.625      05/01/2017     11/01/2011(A)             590,130
   100,000     Volusia County, FL
               Educational Facility Authority
               (Embry-Riddle Aeronautical
               University)(1)                           5.500      10/15/2014     07/31/2011(A)             100,260

16    |    Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                       Effective
Amount                                                Coupon     Maturity       Maturity*              Value
----------                                            ------     ---------      -----------            ----------
Florida Continued
$4,380,000     Volusia County, FL
               Educational Facility Authority
               (Embry-Riddle Aeronautical
               University)(1)                         5.750%     10/15/2029     07/31/2011(A)          $4,381,796
    10,000     Volusia County, FL HFA
               (Spring Arbor Apartments)(1)           5.200      08/01/2023     08/01/2011(A)              10,005
 1,000,000     Waterford Estates, FL
               Community Devel. District
               Special Assessment(5)                  5.125      05/01/2013     05/01/2013                297,500
   863,844     Watergrass, FL Community
               Devel. District Special
               Assessment(1)                          6.960      11/01/2017     11/01/2017                784,785
                                                                                                      -----------
                                                                                                      202,410,070
Georgia-2.6%
    65,000     Acworth, GA Hsg.
               Authority (Wingate
               Falls Apartments)(1)                   6.125      03/01/2017     07/31/2011(A)              65,100
   115,000     Acworth, GA Hsg. Authority
               (Wingate Falls Apartments)(1)          6.200      03/01/2027     07/31/2011(A)             115,089
   700,000     Albany-Dougherty, GA Payroll
               Devel. Authority (Proctor &
               Gamble Company)(1)                     5.300      05/15/2026     09/30/2011(A)             700,056
 5,635,000     Atlanta, GA Airport(1)                 5.625      01/01/2025     01/01/2012(A)           5,655,737
    65,000     Atlanta, GA Airport(1)                 5.625      01/01/2030     01/01/2012(A)              65,150
    15,000     Atlanta, GA Airport(1)                 5.750      01/01/2020     07/31/2011(A)              15,095
    50,000     Atlanta, GA Airport(1)                 5.875      01/01/2016     07/31/2011(A)              50,435
   200,000     Atlanta, GA Airport                    5.875      01/01/2017     07/31/2011(A)             201,724
   500,000     Atlanta, GA Airport(1)                 6.250      01/01/2014     07/31/2011(A)             504,460
    40,000     Atlanta, GA GO(1)                      5.000      12/01/2016     06/09/2016(B)              45,564
   600,000     Atlanta, GA Tax Allocation
               (Eastside)(1)                          5.625      01/01/2016     08/01/2013(A)             628,050
   220,000     Atlanta, GA Urban Residential
               Finance Authority (Fulton
               Cotton Mill)(1)                        6.000      05/20/2017     07/31/2011(A)             220,156
   185,000     Atlanta, GA Urban Residential
               Finance Authority (Fulton
               Cotton Mill)(1)                        6.125      05/20/2027     11/20/2011(A)             184,991
   220,000     Atlanta, GA Water &
               Wastewater Authority(1)                6.000      11/01/2028     11/01/2019(A)             239,919
   350,000     Atlanta, GA Water &
               Wastewater Authority(1)                6.250      11/01/2039     11/01/2019(A)             375,676
   100,000     Burke County, GA Devel.
               Authority (Georgia Power
               Company)(1)                            5.450      05/01/2034     05/01/2034                 97,156
    15,000     Chatham County, GA Hospital
               Authority (Memorial Health
               Medical Center)(1)                     6.000      01/01/2017     07/01/2012(A)              15,007
    50,000     Chatham County, GA Hospital
               Authority (Memorial Health
               University Medical
               Center/Memorial Health
               Obligated Group)(1)                    5.750      01/01/2029     01/15/2028(B)              43,613

17     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                               Effective
Amount                                                        Coupon     Maturity       Maturity*              Value
------------                                                  -------    ---------      -----------           ------------
Georgia Continued
 $ 2,490,000     Chatham County, GA Hospital
                 Authority (Memorial Medical
                 Center-Savannah)(1)                          5.250%     01/01/2016     07/31/2011(A)          $ 2,492,839
   2,295,000     Chatham County, GA Hospital
                 Authority (Memorial Medical
                 Center-Savannah)(1)                          5.500      01/01/2021     07/31/2011(A)            2,295,711
     630,000     Chatham County, GA Hospital
                 Authority (Memorial Medical
                 Center-Savannah)(1)                          5.700      01/01/2019     07/31/2011(A)              630,510
  18,875,000     Chatham County, GA Hospital
                 Authority (Memorial Medical
                 Center-Savannah)(1)                          6.125      01/01/2024     03/18/2021(B)           17,801,201
      95,000     Clayton County, GA Hsg.
                 Authority (Pointe Clear
                 Apartments)(1)                               5.650      07/01/2017     07/31/2011(A)               95,105
     150,000     Clayton County, GA Hsg.
                 Authority (Pointe Clear Apartments)          5.750      07/01/2029     07/31/2011(A)              150,050
       5,000     Cobb County, GA Hsg.
                 Authority (Garrison
                 Plantation)(1)                               5.750      07/01/2014     07/28/2011(A)                5,015
      15,000     Colquitt County, GA Hospital
                 Authority Anticipation
                 Certificates(1)                              5.500      03/01/2016     09/01/2011(A)               15,116
   8,815,000     East Point, GA (Camp Creek),
                 Series (B)                                   8.000      02/01/2026     07/25/2012(A)            8,873,796
     500,000     Effingham County, GA Devel.
                 Authority (Fort James Corp.)                 5.625      07/01/2018     07/01/2018                 500,005
     895,000     Fulton County, GA Devel.
                 Authority (Catholic Health
                 East)(1)                                     5.250      11/15/2020     05/15/2019(A)              996,484
     915,000     Fulton County, GA Devel.
                 Authority (Catholic Health
                 East)(1)                                     5.500      11/15/2021     05/15/2019(A)            1,013,079
      20,000     Fulton County, GA Devel.
                 Authority (Cauley Creek
                 Water)(1)                                    5.250      02/01/2021     08/01/2011(A)               20,014
      45,000     Fulton County, GA Devel.
                 Authority (Clark Atlanta
                 University)(1)                               5.375      01/01/2020     06/02/2016(B)               39,221
     305,000     Fulton County, GA Devel.
                 Authority (Clark Atlanta
                 University)(1)                               5.375      01/01/2020     06/02/2016(B)              265,832
      20,000     Fulton County, GA Hospital
                 Authority (Northside Hospital)               5.375      10/01/2012     07/31/2011(A)               20,042
  22,250,000     GA George L. Smith II World
                 Congress Center Authority
                 (Domed Stadium)(2)                           5.500      07/01/2020     07/01/2020              22,271,607
     135,000     GA George L. Smith II World
                 Congress Center Authority
                 (Domed Stadium)(1)                           5.500      07/01/2020     07/31/2011(A)              135,176
   5,000,000     GA George L. Smith II World
                 Congress Center Authority
                 (Domed Stadium)(1)                           5.700      07/01/2013     07/31/2011(A)            5,016,800
      15,000     GA HFA (Single Family Mtg.)(1)               5.100      12/01/2020     07/31/2011(A)               15,145
      15,000     GA HFA (Single Family Mtg.)(1)               5.125      06/01/2019     07/31/2011(A)               15,008
      15,000     GA HFA (Single Family Mtg.)(1)               5.300      12/01/2022     07/31/2011(A)               15,008
     595,000     GA HFA (Single Family Mtg.)(1)               5.350      12/01/2022     12/01/2011(A)              596,815

18     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                            Effective
Amount                                                                  Coupon       Maturity        Maturity*         Value
                                                                      ---------     -----------    -------------    ------------
Georgia Continued
 $    90,000      GA HFA (Single Family Mtg.)(1)                          5.500%     12/01/2032     12/01/2011(A)    $    90,099
   2,860,000      GA Main Street Natural Gas(1)                           5.000      03/15/2014     03/15/2014         3,045,528
      10,000      GA Municipal Assoc. (Atlanta
                  Detention Center)(1)                                    5.000      12/01/2023     07/31/2011(A)         10,026
      55,000      GA Municipal Gas Authority (Warner
                  Robins)(1)                                              6.125      01/01/2026     07/31/2011(A)         55,174
      40,000      GA Private Colleges & University
                  Authority (Mercer University)                           5.250      10/01/2013     10/01/2011(A)         40,270
     900,000      GA Private Colleges & University
                  Authority (Mercer University)(1)                        5.250      10/01/2014     10/01/2011(A)        905,157
      50,000      GA Private Colleges & University
                  Authority (Mercer University)(1)                        5.250      10/01/2020     10/01/2011(A)         50,042
      20,000      GA Private Colleges & University
                  Authority (Mercer University)(1)                        5.250      10/01/2025     11/08/2023(B)         19,451
      20,000      Henry County, GA Hospital Authority
                  (Henry Medical Center)(1)                               5.875      07/01/2020     07/31/2011(A)         20,238
   4,360,000      Lawrenceville, GA Hsg. Authority
                  (Knollwood Park Apartments)(1)                          6.250      12/01/2029     08/01/2011(A)      4,620,728
      30,000      Macon-Bibb County, GA Industrial
                  Authority                                               6.000      05/01/2013     07/31/2011(A)         30,105
     140,000      Macon-Bibb County, GA Industrial
                  Authority(1)                                            6.100      05/01/2018     07/31/2011(A)        140,270
      65,000      Richmond County, GA Devel. Authority
                  (International Paper Company)(1)                        5.400      02/01/2023     02/01/2023            63,145
      50,000      Richmond County, GA Devel. Authority
                  (International Paper Company)(1)                        5.800      12/01/2020     07/31/2011(A)         50,017
     195,000      Richmond County, GA Devel. Authority
                  (International Paper Company)(1)                        6.250      02/01/2025     02/01/2012(A)        196,901
     235,000      Vienna, GA Water & Sewer (Tyson
                  Foods)(1)                                               5.625      09/01/2012     03/06/2012(B)        228,397
   4,525,000      Ware County, GA Hospital Authority
                  (Satilla Health Services)(1)                            5.500      03/01/2020     03/01/2013(A)      4,572,829
                                                                                                                      ----------
                                                                                                                      86,640,934
Hawaii-1.8%
     120,000      HI Airports System(1)                                   5.250      07/01/2021     07/31/2011(A)        120,090
   6,770,000      HI Airports System(1)                                   5.625      07/01/2018     07/31/2011(A)      6,793,560
     150,000      HI Airports System(1)                                   5.750      07/01/2016     07/31/2011(A)        150,560
   2,750,000      HI Dept. of Budget & Finance (Hawaiian
                  Electric Company)(1)                                    6.150      01/01/2020     07/31/2011(A)      2,750,990
      15,000      HI Dept. of Budget & Finance Special
                  Purpose (Hawaii Pacific Health)(1)                      6.400      07/01/2013     11/04/2011(A)         15,371
     155,000      HI Dept. of Budget & Finance Special
                  Purpose (Hawaiian Electric Company)(1)                  5.450      11/01/2023     11/01/2023           151,319

19     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon   Maturity   Maturity*           Value
                                                                         ------  ----------  ----------       -----------
Hawaii Continued
 $    25,000  HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)                        5.500%  12/01/2014  12/01/2014       $    24,845
     140,000  HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)                     5.650   10/01/2027  10/01/2027           138,156
  24,405,000  HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)                     5.700   07/01/2020  07/01/2020        24,405,000
  14,100,000  HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)                     5.750   12/01/2018  09/30/2011(A)     14,101,692
   7,220,000  HI Dept. of Budget & Finance Special
              Purpose (Hawaiian Electric Company)(1)                     6.200   11/01/2029  09/30/2011(A)      7,220,433
   4,285,000  HI Harbor System, Series A(1)                              5.750   07/01/2029  07/31/2011(A)      4,295,798
      30,000  HI HFDC (Single Family Mtg.)(1)                            5.750   07/01/2030  07/31/2011(A)         30,229
     375,000  Kuakini, HI Health System (Kuakini
              Health System/Kuakini Medical
              Center/Kuakini Geriatric Care
              Obligated Group)(1)                                        6.375   07/01/2032  07/08/2028(B)        358,928
                                                                                                               ----------
                                                                                                               60,556,971
Idaho-0.1%
      10,000  ID Hsg. & Finance Assoc.
              (Single Family Mtg.)(1)                                    5.250   07/01/2011  07/01/2011            10,001
     145,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.300   07/01/2027  01/01/2016(A)        146,792
      10,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.400   07/01/2018  07/31/2011(A)         10,009
      15,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.400   07/01/2020  07/31/2011(A)         15,411
      75,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.550   07/01/2016  07/31/2011(A)         75,116
      10,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.600   07/01/2021  01/01/2012(A)         10,088
     115,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.625   07/01/2015  07/28/2011(A)        117,061
      10,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            5.750   07/01/2016  07/31/2011(A)         10,191
      20,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            6.000   07/01/2029  07/31/2011(A)         20,201
      10,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.)(1)                                            6.050   01/01/2026  07/31/2011(A)         10,008
       5,000  ID Hsg. & Finance Assoc. (Single
              Family Mtg.), Series H-2(1)                                6.200   07/01/2028  07/31/2011(A)          5,099
      10,000  ID Hsg. Agency (Multifamily Hsg.)                          6.500   07/01/2011  07/01/2011            10,001
      15,000  ID Hsg. Agency (Multifamily Hsg.)(1)                       6.700   07/01/2024  07/31/2011(A)         15,018
      30,000  ID Hsg. Agency (Single Family Mtg.)(1)                     6.450   07/01/2027  07/31/2011(A)         30,154

20     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                      Effective
Amount                                                                   Coupon    Maturity    Maturity*           Value
------------                                                             ------    ----------  ----------       -----------
Idaho Continued
 $     5,000  ID Hsg. Agency (Single Family Mtg.),
              Series A(1)                                                6.125%    07/01/2026  07/01/2026       $     5,151
      10,000  Malad, ID Water(1)                                         5.500     03/01/2014  09/01/2011(A)         10,050
   2,035,000  Pocatello, ID Devel. Authority Revenue
              Allocation Tax Increment, Series A(1)                      5.500     08/01/2017  10/18/2014(B)      1,964,569
   1,000,000  Power County, ID Pollution Control (FMC Corp.)             5.625     10/01/2014  07/31/2011(A)      1,002,540
                                                                                                                  ---------
                                                                                                                  3,467,460
Illinois-12.3%
     850,000  Bedford Park, IL Tax(1)                                    5.125     12/30/2018  01/11/2018(B)        785,995
     715,000  Bryant, IL Pollution Control (Central
              Illinois Light Company)(1)                                 5.900     08/01/2023  08/01/2011(A)        715,787
      75,000  Bryant, IL Pollution Control (Central
              Illinois Light Company)(1)                                 5.900     08/01/2023  08/01/2011(A)         75,042
  27,500,000  Centerpoint, IL Intermodal Center
              Program                                                    8.500(6)  06/15/2023  12/15/2011(C)     27,509,900
  32,965,000  Chicago, IL Board of Education2                            5.250     12/01/2024  12/01/2018(A)     34,157,195
      15,000  Chicago, IL GO(1)                                          5.500     01/01/2019  07/31/2011(A)         15,047
  12,850,000  Chicago, IL Hsg. Authority(1)                              5.000     07/01/2024  07/01/2016(A)     13,045,834
      15,000  Chicago, IL Metropolitan Hsg. Devel. Corp.(1)              6.850     07/01/2022  07/31/2011(A)         15,028
     460,000  Chicago, IL Midway Airport(1)                              5.750     01/01/2017  07/31/2011(A)        460,929
      65,000  Chicago, IL Midway Airport, Series A(1)                    5.000     01/01/2028  05/14/2025(B)         62,838
  30,305,000  Chicago, IL Midway Airport, Series A(1)                    5.500     01/01/2029  07/31/2011(A)     30,316,516
   1,315,000  Chicago, IL Midway Airport, Series B(1)                    5.625     01/01/2029  07/31/2011(A)      1,315,118
   5,905,000  Chicago, IL Midway Airport, Series B(1)                    5.750     01/01/2022  07/31/2011(A)      5,910,315
      20,000  Chicago, IL Multifamily Hsg. (Archer
              Courts Apartments)(1)                                      5.500     12/20/2019  10/20/2011(A)         20,074
      75,000  Chicago, IL Multifamily Hsg. (Hearts
              United Apartments)(1)                                      5.600     01/01/2041  01/01/2016(A)         75,891
      25,000  Chicago, IL Multifamily Hsg. (St.
              Edmund's Village)(1)                                       6.125     09/20/2024  09/20/2011(A)         25,072
   3,410,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.375     01/01/2019  07/31/2011(A)      3,452,625
   4,630,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.500     01/01/2016  07/31/2011(A)      4,643,103
     350,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.500     01/01/2018  07/31/2011(A)        354,624
     150,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.500     01/01/2019  07/31/2011(A)        151,982
     525,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.500     01/01/2024  01/01/2012(A)        530,660
   5,000,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.625     01/01/2020  07/31/2011(A)      5,063,750

21     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Illinois Continued
 $    75,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.750%  01/01/2014  07/31/2011(A)    $    75,987
      50,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.750   01/01/2018  01/01/2012(A)         50,812
  11,400,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.750   01/01/2020  01/01/2014(A)     11,927,364
  10,000,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.750   01/01/2021  01/01/2012(A)     10,162,400
   8,000,000  Chicago, IL O'Hare International
              Airport(1)                                                 5.750   01/01/2023  01/01/2014(A)      8,244,720
  53,570,000  Chicago, IL O'Hare International
              Airport(1)                                                 6.000   01/01/2029  01/01/2014(A)     54,594,794
      60,000  Chicago, IL O'Hare International Airport
                                               (General Airport)(1)      5.250   01/01/2030  08/19/2029(B)         58,715
      60,000  Chicago, IL O'Hare International Airport
                                               (General Airport)(1)      5.250   01/01/2034  04/07/2032(B)         55,846
       5,000  Chicago, IL O'Hare International Airport
                                               (General Airport)(1)      5.500   01/01/2016  07/31/2011(A)          5,040
  14,250,000  Chicago, IL O'Hare International Airport
                                               (General Airport)(1)      5.500   01/01/2022  01/01/2012(A)     14,463,750
   5,250,000  Chicago, IL O'Hare International Airport
                                               (General Airport)(1)      5.750   01/01/2020  01/01/2012(A)      5,335,260
       5,000  Chicago, IL O'Hare International Airport
              (General Airport), Series A(1)                             5.250   01/01/2023  01/01/2012(A)          5,013
   3,520,000  Chicago, IL O'Hare International Airport
              (General Airport), Series A(1)                             5.375   01/01/2032  05/07/2028(B)      3,384,762
     135,000  Chicago, IL O'Hare International Airport
              (General Airport), Series A(1)                             5.500   01/01/2016  07/31/2011(A)        135,382
  10,100,000  Chicago, IL O'Hare International Airport
                                                 (GeneralAirport)2       5.000   01/01/2016  08/31/2011(A)     10,180,396
   7,015,000  Chicago, IL O'Hare International Airport
              (Passenger Facility Charge)(1)                             5.350   01/01/2026  01/01/2012(A)      7,021,033
  13,235,000  Chicago, IL O'Hare International Airport
              (Passenger Facility Charge)(1)                             5.375   01/01/2032  08/27/2029(B)     12,726,511
     100,000  Chicago, IL O'Hare International Airport
              (Passenger Facility Charge)(1)                             5.500   01/01/2022  07/31/2011(A)        101,265
     590,000  Chicago, IL Park District(1)                               5.375   01/01/2029  07/31/2011(A)        590,289
   1,345,000  Chicago, IL Tax Increment COP
              (Metramarket Chicago)                                      6.870   02/15/2024  12/05/2014(A)      1,381,786
  12,280,000  Hodgkins, IL Environmental
              Improvement (Metropolitan Biosolids
              Management)(1)                                             6.000   11/01/2015  07/31/2011(A)     12,285,158
     125,000  IL Civic Center(1)                                         5.000   12/15/2013  07/31/2011(A)        125,433
      50,000  IL COP(1)                                                  5.800   07/01/2017  07/31/2011(A)         50,013
   1,525,000  IL COP(1)                                                  6.375   07/01/2017  07/31/2011(A)      1,526,098
     175,000  IL Dept. of Central Management
              Services COP                                               6.150   07/01/2013  07/31/2011(A)        175,700

22     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Illinois Continued
 $    40,000  IL Dept. of Central Management
              Services COP(1)                                            6.200%  07/01/2014  07/31/2011(A)    $    40,162
   7,245,000  IL Dept. of Central Management
              Services COP                                               6.200   07/01/2017  07/31/2011(A)      7,274,270
     550,000  IL Devel. Finance Authority (Adams
              County Mental Health Center/Adult
              Comprehensive Human Services
              Obligated Group)(1)                                        6.000   07/01/2015  07/01/2015           537,048
      10,000  IL Devel. Finance Authority (Community
              Rehabilitation Providers)(1)                               5.700   07/01/2019  07/15/2014(B)          8,821
       5,000  IL Devel. Finance Authority (Community
              Rehabilitation Providers)(1)                               6.050   07/01/2019  07/01/2019             4,514
   1,995,000  IL Devel. Finance Authority (Greek
              American Nursing Home)(1)                                  7.600   04/20/2040  07/31/2011(A)      2,128,086
     265,000  IL Devel. Finance Authority (Provena
              Health)(1)                                                 5.125   05/15/2023  11/18/2022(B)        263,423
   2,000,000  IL Devel. Finance Authority (Provena
              Health)(1)                                                 5.750   05/15/2013  07/31/2011(A)      2,003,780
   4,835,000  IL Devel. Finance Authority (Provena
              Health)                                                    5.750   05/15/2014  07/31/2011(A)      4,843,171
   2,750,000  IL Devel. Finance Authority (Provena
              Health)(1)                                                 5.750   05/15/2015  07/31/2011(A)      2,754,180
     420,000  IL Devel. Finance Authority (Provena
              Health)(1)                                                 5.750   05/15/2016  07/31/2011(A)        420,571
     550,000  IL Devel. Finance Authority (Roosevelt
              University)(1)                                             5.250   04/01/2022  02/07/2022(B)        535,420
      30,000  IL Devel. Finance Authority (Round
              Lake School 116)(1)                                        5.450   01/01/2019  07/31/2011(A)         30,093
      20,000  IL Devel. Finance Authority (Round
              Lake School 116)                                           5.800   01/01/2020  07/31/2011(A)         20,068
  23,605,000  IL Devel. Finance Authority
              Environmental Facilities (Citgo
              Petroleum Corp.)(1)                                        8.000   06/01/2032  06/01/2012(A)     23,758,433
     425,000  IL Devel. Finance Authority Pollution
              Control (Amerencips)(1)                                    5.500   03/01/2014  12/01/2011(A)        424,983
     240,000  IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)(1)                        5.400   03/01/2028  03/01/2028           235,970
  11,815,000  IL Devel. Finance Authority Pollution
              Control (Illinois Power Company)(1)                        5.700   02/01/2024  08/01/2011(A)     11,818,308
      80,000  IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)(1)                                                5.000   02/01/2028  02/01/2028            71,897
     285,000  IL Devel. Finance Authority Water
              Facilities (Northern Illinois Water
              Company)(1)                                                5.500   12/01/2026  12/01/2026           275,222
   1,200,000  IL Educational Facilities Authority
              (Augustana College)(1)                                     5.625   10/01/2022  10/01/2012(A)      1,206,720

23     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Illinois Continued
$     50,000  IL Educational Facilities Authority
              (Robert Morris College)(1)                                 5.250%  06/01/2013  07/31/2011(A)    $    50,136
      50,000  IL Educational Facilities Authority
              (Robert Morris College)                                    5.250   06/01/2014  07/31/2011(A)         50,130
     100,000  IL Educational Facilities Authority
              (Robert Morris College)(1)                                 5.375   06/01/2015  07/31/2011(A)        100,252
   3,130,000  IL Finance Authority (Little Company of
              Mary Hospital and Health Care
              Centers)(1)                                                5.500   08/15/2031  08/15/2031         3,055,381
  17,075,000  IL Finance Authority (Resurrection
              Health)(1)                                                 6.125   05/15/2025  05/15/2019(A)     17,467,042
   6,210,000  IL Finance Authority (RUMC/RCMC/RCF
              ObligatedGroup)(1)                                         6.625   11/01/2039  05/01/2019(A)      6,508,453
   4,520,000  IL Finance Authority (Silver Cross
              Hospital and Medical Centers/Silver
              Cross Health System Obligated Group)(1)                    5.500   08/15/2018  07/08/2015(B)      4,500,248
   2,150,000  IL GO(1)                                                   5.000   12/01/2027  11/23/2026(B)      2,142,755
  12,410,000  IL GO(1)                                                   5.375   12/01/2025  07/31/2011(A)     12,436,061
      15,000  IL Health Facilities Authority (Decatur
              Memorial Hospital)(1)                                      5.375   11/15/2021  07/31/2011(A)         15,014
      25,000  IL Health Facilities Authority (Holy
              Family Medical Center)(1)                                  5.125   08/15/2017  10/27/2014(B)         24,682
   3,965,000  IL Health Facilities Authority (Ingalls
              Health System)(1)                                          6.250   05/15/2014  05/30/2013(B)      3,906,992
   8,430,000  IL Health Facilities Authority (Loyola
              University Health System)(1)                               5.375   07/01/2017  07/31/2011(A)      8,439,104
     100,000  IL Health Facilities Authority (Sherman
              Health System)(1)                                          5.250   08/01/2017  08/01/2011(A)        100,071
      20,000  IL Health Facilities Authority (Sherman
              Health System)(1)                                          5.250   08/01/2022  09/07/2020(B)         19,974
      25,000  IL Health Facilities Authority (Sherman
              Health System)(1)                                          5.250   08/01/2027  09/07/2025(B)         23,009
     500,000  IL Health Facilities Authority (Sherman
              Health System)                                             5.500   08/01/2012  08/01/2011(A)        500,885
      30,000  IL Hsg. Devel. Authority (Homeowner
              Mtg.)(1)                                                   5.350   02/01/2019  08/01/2011(A)         30,804
      20,000  IL Hsg. Devel. Authority (Homeowner
              Mtg.)(1)                                                   5.500   08/01/2026  08/01/2014(A)         20,130
     190,000  IL Hsg. Devel. Authority, Series C-2(1)                    5.250   08/01/2022  08/01/2012(A)        191,026
      35,000  Lake County, IL HFC, Series A                              6.800   05/01/2023  07/31/2011(A)         35,061
     485,000  Lemont, IL GO(1)                                           4.850   12/01/2016  07/31/2011(A)        486,634
   4,510,000  Lombard, IL Public Facilities Corp.
              (Conference Center & Hotel)(1)                             5.500   01/01/2020  08/12/2018(B)      3,064,410
     100,000  Melrose Park, IL Water(1)                                  5.200   07/01/2018  01/01/2012(A)        101,786
     150,000  Southwestern IL Devel. Authority
              (Illinois-American Water Company)(1)                       5.000   02/01/2028  02/01/2028           143,315

24     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Illinois Continued
$     50,000  Will-Kankakee, IL Regional Devel.
              Authority (Consumers Illinois Water
              Company)(1)                                                5.400%  09/01/2030  09/01/2030       $    47,506
                                                                                                              -----------
                                                                                                              405,482,853
Indiana-1.1%
     250,000  Boone County, IN Redevel.
              Commission(1)                                              5.375   08/01/2023  02/01/2016(A)        252,973
     100,000  De Kalb County, IN Redevel.
              Authority(1)                                               6.000   07/15/2018  07/30/2011(A)        100,215
     110,000  Delaware County, IN Redevel.
              District(1)                                                6.875   02/01/2018  08/01/2011(A)        110,165
   2,420,000  East Chicago, IN Exempt Facilities
              (Inland Steel Company)(1)                                  6.700   11/01/2012  11/01/2012         2,374,117
      30,000  Fort Wayne, IN Sewage Works(1)                             5.000   08/01/2012  08/01/2011(A)         30,104
   3,260,000  Hammond, IN Local Public
              Improvement District(1)                                    6.500   08/15/2025  07/15/2015(A)      3,353,203
   2,270,000  Hammond, IN Redevel. District (Marina
              Area)(1)                                                   6.000   01/15/2017  05/11/2015(B)      2,263,803
      35,000  IN Health Facility Financing Authority
              (Community Hospital of Anderson)(1)                        6.000   01/01/2014  07/31/2011(A)         35,109
     455,000  IN Health Facility Financing Authority
              (Community Hospital of Anderson)(1)                        6.000   01/01/2023  07/31/2011(A)        455,510
      40,000  IN Health Facility Financing Authority
              (Munster Medical Research
              Foundation/St. Catherine Hospital
              Obligated Group)(1)                                        5.500   08/01/2013  08/01/2011(A)         40,506
   3,810,000  IN Health Facility Financing Authority
              (Union Hospital)(1)                                        5.125   09/01/2018  07/31/2011(A)      3,813,315
  10,675,000  IN Health Facility Financing Authority
              (Union Hospital)(1)                                        5.250   09/01/2023  09/01/2011(A)     10,675,854
     255,000  IN Hsg. & Community Devel. Authority
              (Single Family Mtg.)(1)                                    5.250   01/01/2037  03/01/2013(A)        269,038
      80,000  IN Hsg. & Community Devel. Authority
              (Single Family Mtg.)(1)                                    6.450   01/01/2040  11/01/2013(A)         85,348
   3,000,000  Indianapolis, IN Local Public
              Improvement Bond Bank (Airport
              Authority)(1)                                              5.000   01/01/2023  01/01/2013(A)      3,023,940
     415,000  Madison County, IN Hospital Authority
              (Community Hospital of Anderson)(1)                        8.000   01/01/2014  07/31/2011(A)        417,079
   5,000,000  Petersburg, IN Pollution Control
              (Indianapolis Power & Light
              Company)(1)                                                5.900   12/01/2024  08/01/2011(A)      5,102,850
     300,000  Petersburg, IN Pollution Control
              (Indianapolis Power & Light
              Company)(1)                                                6.375   11/01/2029  08/01/2015(A)        303,624

25     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Indiana Continued
 $ 2,565,000  St. Joseph County, IN Economic Devel.
              (Madison Center)(1)                                        5.450%  02/15/2017  10/16/2014(B)    $ 2,452,345
   2,340,000  St. Joseph County, IN Economic Devel.
              (Madison Center)(1)                                        5.500   02/15/2021  01/16/2020(B)      2,136,748
                                                                                                              -----------
                                                                                                               37,295,846
Iowa-0.1%
   2,000,000  Estherville, IA Hospital
              (Avera Holy Family Health)(1)                              6.250   07/01/2026  07/01/2012(A)      2,010,180
     800,000  IA Finance Authority Retirement
              Community (Friendship Haven)(1)                            5.250   11/15/2014  11/27/2013(B)        796,536
      75,000  IA Student Loan Liquidity Corp.                            6.125   12/01/2011  07/31/2011(A)         75,338
                                                                                                              -----------
                                                                                                                2,882,054
Kansas-1.0%
     115,000  La Cygne, KS Pollution
              Control (Kansas Gas &
              Electric Company)(1)                                       5.100   03/01/2023  07/31/2011(A)        115,104
     640,000  Pittsburgh, KS Transportation Devel.
              District (N. Broadway-Pittsburgh
              Town Center)                                               4.800   04/01/2027  08/25/2021(B)        459,603
   4,755,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)2                                 5.250   12/01/2038  03/29/2016(A)      4,856,894
   4,210,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)2                                 5.250   12/01/2038  01/25/2016(A)      4,324,670
   3,545,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)2                                 5.550   06/01/2038  07/30/2030(A)      3,646,628
     415,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)(1)                               5.650   12/01/2036  10/16/2012(A)        442,394
   9,265,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)2                                 5.800   12/01/2038  04/07/2013(A)      9,957,562
   7,400,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)2                                 5.875   06/01/2039  02/24/2014(A)      7,609,555
     120,000  Sedgwick & Shawnee Counties, KS
              Hsg. (Single Family Mtg.)(1)                               6.950   06/01/2029  01/24/2012(A)        124,997
      15,000  Shawnee, KS Multifamily Hsg.
              (Thomasbrook Apartments)(1)                                5.500   04/01/2024  07/29/2011(A)         15,008
                                                                                                              -----------
                                                                                                               31,552,415
Kentucky-0.9%
     150,000  Jefferson County, KY Health
              Facilities (JHHS)(1)                                       5.750   01/01/2026  07/31/2011(A)        150,068
      55,000  Jefferson County, KY Health Facilities
              (JHHS/JHP/JHF Obligated Group)(1)                          5.700   01/01/2021  07/31/2011(A)         55,064
   2,535,000  Jefferson County, KY Health Facilities
              (University Medical Center)(1)                             5.500   07/01/2017  07/31/2011(A)      2,539,360
     120,000  Kenton County, KY Airport (Delta
              Airlines)5                                                 8.000   12/01/2015  12/01/2015                 1
     135,000  KY Area Devel. Districts (City of
              Ewing)(1)                                                  5.400   12/01/2021  12/01/2011(A)        136,496

26     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Kentucky Continued
$    370,000  KY Area Devel. Districts (City of Ewing)                   5.700%  06/01/2015  07/31/2011(A)    $   375,121
      20,000  KY Hsg. Corp.(1)                                           5.300   07/01/2018  07/31/2011(A)         20,510
      10,000  KY Hsg. Corp.(1)                                           5.350   01/01/2021  07/31/2011(A)         10,006
      15,000  KY Hsg. Corp.(1)                                           5.450   07/01/2022  01/01/2012(A)         15,063
      15,000  KY Hsg. Corp., Series C(1)                                 5.375   07/01/2027  01/01/2012(A)         15,048
      40,000  KY Infrastructure Authority(1)                             5.700   06/01/2013  12/01/2011(A)         40,656
  27,220,000  Louisville & Jefferson County, KY
              Metropolitan Government Health
              Facilities (Jewish Hospital & St. Mary's
              Healthcare)(1)                                             6.000   02/01/2022  02/01/2013(A)     27,780,460
                                                                                                               ----------
                                                                                                               31,137,853
Louisiana-4.3%
     195,000  Caddo Parish, LA Industrial
              Devel. Board (Pennzoil
              Products Company)(1)                                       5.600   12/01/2028  09/30/2011(A)        195,025
      70,000  Calcasieu Parish, LA Industrial Devel.
              Board (Citgo Petroleum Corp.)(1)                           6.000   07/01/2023  07/01/2023            65,450
     330,000  Calcasieu Parish, LA Industrial Devel.
              Board (Conoco Phillips Holding
              Company/E.I. Dupont de Nemours
              Obligated Group)(1)                                        5.750   12/01/2026  07/31/2011(A)        330,178
     270,000  Calcasieu Parish, LA Public Trust
              Authority(1)                                               5.000   04/01/2028  11/29/2011(A)        275,816
     190,000  De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)(1)                                                5.600   11/01/2022  11/01/2011(A)        189,994
   2,000,000  De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)(1)                                                5.850   11/01/2027  11/01/2013(A)      2,008,680
     140,000  De Soto Parish, LA Environmental
              Improvement (International Paper
              Company)(1)                                                6.375   05/01/2025  05/01/2012(A)        141,467
      10,000  De Soto Parish, LA Pollution Control
              (Cleco Utility Group)(1)                                   5.875   09/01/2029  09/01/2011(A)         10,003
      30,000  East Baton Rouge, LA Mtg. Finance
              Authority (Single Family Mtg.)(1)                          5.500   10/01/2025  07/31/2011(A)         30,013
      75,000  Iberville Parish, LA Pollution Control
              (Entergy Gulf States)(1)                                   5.700   01/01/2014  01/01/2014            74,997
   2,665,000  LA HFA (La Chateau)(1)                                     6.000   09/01/2017  09/01/2017         2,833,375
   1,930,000  LA HFA (La Chateau)(1)                                     6.000   09/01/2020  05/20/2019(A)      1,988,807
      60,000  LA HFA (La Chateau)(1)                                     7.250   09/01/2039  09/01/2019(A)         62,157
     170,000  LA HFA (Single Family Mtg.)(1)                             5.800   06/01/2035  09/27/2013(A)        178,220
      10,000  LA HFA (Single Family Mtg.)(1)                             5.900   12/01/2011  07/31/2011(A)         10,088
     510,000  LA HFA (Single Family Mtg.)(1)                             6.375   06/01/2033  06/01/2012(A)        538,484
      20,000  LA HFA (St. Dominic Assisted Care)(1)                      6.300   09/01/2015  07/31/2011(A)         20,055
      25,000  LA HFA (St. Dominic Assisted Care)(1)                      6.850   09/01/2025  07/31/2011(A)         25,039

27     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Louisiana Continued
$     20,000  LA HFA (St. Dominic Assisted Care)(1)                      6.950%  09/01/2036  07/31/2011(A)    $    20,359
   2,070,000  LA Local Government EF&CD Authority
              (Bellemont Apartments)(1)                                  6.000   09/01/2022  05/22/2018(B)      1,824,809
   5,875,000  LA Public Facilities Authority
              (Centenary College)(1)                                     5.625   02/01/2019  08/01/2011(A)      5,900,086
     245,000  LA Public Facilities Authority (Touro
              Infirmary)(1)                                              5.625   08/15/2029  07/18/2026(B)        231,297
   7,500,000  LA State Citizens Property
              Insurance(1)                                               6.125   06/01/2024  06/01/2013(A)      7,699,050
     480,000  LA State University & Agricultural &
              Mechanical College (Health Sciences
              Center)(1)                                                 6.200   05/01/2020  07/31/2011(A)        484,248
   1,125,000  LA State University & Agricultural &
              Mechanical College (Health Sciences
              Center)(1)                                                 6.375   05/01/2031  07/31/2011(A)      1,134,045
  67,990,000  LA Tobacco Settlement Financing Corp (TASC)(1).            5.875   05/15/2039  07/05/2019(B)     65,857,834
  42,185,000  LA Tobacco Settlement Financing Corp.
              (TASC), Series B(1)                                        5.500   05/15/2030  05/15/2012(A)     42,298,478
   2,000,000  Morehouse Parish, LA Pollution Control
              (International Paper Company)(1)                           5.250   11/15/2013  11/15/2013         2,138,660
      25,000  New Orleans, LA Exhibit Hall Special
              Tax (Ernest N. Morial)                                     5.250   07/15/2011  07/15/2011            25,031
      55,000  New Orleans, LA Exhibit Hall Special
              Tax (Ernest N. Morial)(1)                                  5.500   07/15/2018  07/31/2011(A)         55,041
     230,000  New Orleans, LA Exhibit Hall Special
              Tax (Ernest N. Morial)(1)                                  5.600   07/15/2025  09/24/2022(B)        226,918
      10,000  New Orleans, LA Finance Authority
              (Single Family Mtg.)(1)                                    5.350   12/01/2028  07/31/2011(A)         10,209
       5,000  New Orleans, LA Home Mtg. Authority
              (Single Family Mtg.)(1)                                    6.000   12/01/2021  07/31/2011(A)          5,105
      30,000  New Orleans, LA Sewage Service(1)                          5.400   06/01/2017  07/31/2011(A)         30,056
      15,000  New Orleans, LA Sewage Service(1)                          5.500   06/01/2017  07/31/2011(A)         15,104
      50,000  New Orleans, LA Sewage Service(1)                          5.500   06/01/2019  07/31/2011(A)         50,331
      90,000  Orleans Parish, LA School Board,
              Series B(1)                                                5.200   02/01/2014  08/01/2011(A)         90,038
     340,000  Shreveport, LA Hsg. Authority (U.S.
              Goodman Plaza)(1)                                          6.100   08/01/2019  12/26/2015(B)        328,919
   4,560,000  St. James Parish, LA Solid Waste
              (IMC Phosphates Company)                                   7.700   10/01/2022  07/31/2011(A)      4,577,191
      30,000  St. John Baptist Parish, LA (USX Corp.)(1)                 5.350   12/01/2013  07/31/2011(A)         30,037
      55,000  West Feliciana Parish, LA Pollution
              Control (Entergy Gulf States)(1)                           5.800   04/01/2016  04/01/2016            54,918
                                                                                                              -----------
                                                                                                              142,065,612

28     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Maine-0.0%
$    345,000  Jay, ME Solid Waste Disposal (International Paper          5.125%  06/01/2018  06/01/2013(A)    $   346,735
              Company)(1)
   2,000,000  ME Abitibi Bowater5                                        7.750   10/01/2022  10/01/2022                20
      10,000  ME H&HEFA, Series A(1)                                     6.000   07/01/2024  07/31/2011(A)         10,040
      15,000  ME Municipal Bond Bank, Series B(1)                        5.850   11/01/2020  07/31/2011(A)         15,063
      25,000  Winslow, ME (Crowe Rope Industries)                        6.000   03/01/2012  07/31/2011(A)         25,101
                                                                                                              -----------
                                                                                                                  396,959
Maryland-0.2%
     270,000  Annapolis, MD Economic Devel.
              (St. John's College)(1)                                    5.500   10/01/2018  07/31/2011(A)        271,075
      85,000  MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)                      5.150   03/01/2018  07/31/2011(A)         85,048
       5,000  MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)                      5.350   07/01/2041  02/12/2037(B)          4,963
      25,000  MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)                      5.375   09/01/2024  07/31/2011(A)         25,010
   4,730,000  MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)                      5.750   09/01/2039  03/01/2019(A)      4,927,619
     275,000  MD Community Devel. Administration
              (Dept. of Hsg. & Community Devel.)(1)                      6.250   07/01/2031  07/31/2011(A)        275,215
      65,000  MD H&HEFA (Johns Hopkins
              Hospital)(1)                                               5.500   07/01/2026  07/31/2011(A)         65,027
      50,000  MD H&HEFA (Medlantic/Helix
              Parent)(1)                                                 5.250   08/15/2013  07/31/2011(A)         50,140
      55,000  MD Industrial Devel. Financing
              Authority (Bon Secours Health
              System)(1)                                                 5.500   08/15/2020  07/31/2011(A)         55,058
     765,000  Montgomery County, MD Hsg.
              Opportunities Commission (Single
              Family Mtg.)(1)                                            5.750   07/01/2029  07/01/2029           821,993
                                                                                                              -----------
                                                                                                                6,581,148
Massachusetts-0.9%
   1,200,000  MA Devel. Finance Agency (Ogden Haverhill)(1)              5.500   12/01/2019  07/31/2011(A)      1,200,672
   2,800,000  MA Devel. Finance Agency (Springfield
              Res Rec)(1)                                                5.625   06/01/2019  07/31/2011(A)      2,804,956
   3,815,000  MA Devel. Finance Agency (VOA Ayer)                        6.200   02/20/2046  10/10/2019(A)      3,967,104
     285,000  MA Devel. Finance Agency Res Rec
              (Semass Partnership)(1)                                    5.625   01/01/2016  01/01/2012(A)        290,885
   9,430,000  MA Educational Financing Authority(1)                      5.300   01/01/2016  07/31/2011(A)      9,447,917

29     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Massachusetts Continued
$    210,000  MA Educational Financing Authority,
              Series H(1)                                                6.350%  01/01/2030  01/01/2018(A)    $   219,939
       5,000  MA H&EFA (Beverly Hospital Corp.)(1)                       5.625   07/01/2013  07/22/2011(A)          5,014
     105,000  MA H&EFA (Boston Medical Center)(1)                        5.000   07/01/2019  07/31/2011(A)        105,043
      70,000  MA H&EFA (Cape Cod Healthcare)(1)                          5.450   11/15/2023  11/15/2011(A)         69,995
      50,000  MA H&EFA (Capital Asset Program)(1)                       0.8156   07/01/2030  08/04/2011(A)         36,690
      10,000  MA H&EFA (Caregroup)(1)                                    5.000   07/01/2018  07/31/2011(A)         10,010
       5,000  MA H&EFA (UMass Memorial Health
              Care/UMass Memorial Medical Center
              Obligated Group)(1)                                        5.250   07/01/2014  07/31/2011(A)          5,012
     210,000  MA H&EFA (VC/TC/FRS/VCS
              Obligated Group)(1)                                        5.250   11/15/2018  07/31/2011(A)        210,101
   3,005,000  MA HFA (Rental Mtg.)(1)                                    5.600   01/01/2045  07/01/2012(A)      3,009,327
     210,000  MA HFA, Series A                                           5.150   12/01/2011  07/31/2011(A)        210,517
      35,000  MA HFA, Series A(1)                                        5.500   07/01/2040  02/24/2035(B)         30,295
     260,000  MA Industrial Finance Agency (Avon
              Associates)(1)                                             5.375   04/01/2020  07/31/2011(A)        260,229
     930,000  MA Industrial Finance Agency
              (Massachusetts American Water
              Company)(1)                                                6.750   12/01/2025  09/30/2011(A)        930,195
   2,155,000  MA Industrial Finance Agency
              (Massachusetts American Water
              Company)(1)                                                6.900   12/01/2029  09/30/2011(A)      2,155,129
   1,000,000  MA Industrial Finance Agency (Ogden
              Haverhill Associates)(1)                                   5.600   12/01/2019  07/31/2011(A)      1,002,890
     225,000  MA Port Authority (US Airways)(1)                          5.750   09/01/2016  03/28/2014(B)        213,323
     435,000  MA Port Authority (US Airways)(1)                          6.000   09/01/2021  10/14/2019(B)        397,320
     715,000  MA Turnpike Authority, Series A(1)                         5.550   01/01/2017  07/31/2011(A)        718,218
   1,000,000  MA Water Pollution Abatement Trust(1)                      5.500   08/01/2029  08/01/2011(A)      1,002,960
                                                                                                              -----------
                                                                                                               28,303,741
Michigan-2.5%
     500,000  Detroit, MI GO(1)                                          5.250   04/01/2014  04/01/2014           479,580
     195,000  Detroit, MI Local Devel. Finance
              Authority (Chrysler Corp.)(1)                              5.375   05/01/2018  03/11/2015(B)        141,100
   3,070,000  Dickinson County, MI Healthcare
              System(1)                                                  5.700   11/01/2018  11/01/2011(A)      3,084,552
   4,000,000  Ecorse City, MI GO(1)                                      5.800   11/01/2026  11/26/2020(B)      3,904,480
      15,000  Farmington Hills, MI EDC (Botsford
              General Hospital)(1)                                       5.700   02/15/2015  07/31/2011(A)         15,031
     155,000  Flint, MI Hospital Building Authority
              (Hurley Medical Center)(1)                                 5.375   07/01/2020  01/24/2019(B)        143,344
      15,000  Grand Rapids, MI Charter Township
              (Porter Hills Foundation)(1)                               5.200   07/01/2014  07/24/2011(A)         15,020

30     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Michigan Continued
$     10,000  Huron Shore, MI Regional Utility
              Authority (Water & Sewer System)(1)                        5.625%  05/01/2015  11/01/2011(A)    $    10,167
      15,000  Kalamazoo, MI (Downtown Devel.)(1)                         6.000   04/01/2013  10/01/2011(A)         15,192
   1,025,000  MI Hospital Finance Authority
              (Memorial Hospital)(1)                                     5.875   11/15/2021  11/15/2011(A)      1,027,798
     460,000  MI Hospital Finance Authority
              (OUH/OHP/OHS Obligated Group)(1)                           6.000   04/01/2022  04/01/2013(A)        471,348
      20,000  MI Hospital Finance Authority (St.
              John Hospital)(1)                                          5.750   05/15/2016  07/31/2011(A)         20,919
     480,000  MI Hsg. Devel. Authority (Rental
              Hsg.)(1)                                                   6.100   10/01/2033  09/30/2011(A)        480,091
      50,000  MI Hsg. Devel. Authority, Series A(1)                      5.300   10/01/2037  09/30/2011(A)         49,997
      50,000  MI Municipal Bond Authority(1)                             6.000   11/01/2023  07/31/2011(A)         50,205
      15,000  MI Municipal Bond Authority(1)                             7.100   11/01/2014  07/31/2011(A)         15,058
     650,000  MI Public Educational Facilities
              Authority (Old Redford Academy)(1)                         5.000   12/01/2013  12/15/2012(B)        660,296
  14,000,000  MI Strategic Fund Limited Obligation
              (Detroit Edison Company)(1)                                5.650   09/01/2029  09/01/2011(A)     14,008,960
  12,840,000  MI Tobacco Settlement Finance
              Authority(1)                                               5.125   06/01/2022  10/05/2016(B)     10,779,308
     750,000  Mount Clemens, MI Hsg. Corp. (FHA
              Section 8), Series A(1)                                    6.600   06/01/2022  07/31/2011(A)        751,260
  20,000,000  Royal Oak, MI Hospital Finance
              Authority (William Beaumont
              Hospital)(1)                                               6.250   08/01/2023  08/01/2014(A)     20,918,000
   5,830,000  Wayne County, MI Airport Authority
              (Detroit Metro Wayne Airport)(1)                           5.250   12/01/2021  12/01/2015(A)      5,938,671
   7,265,000  Wayne County, MI Airport Authority
              (Detroit Metro Wayne Airport)(1)                           5.250   12/01/2025  12/01/2025         7,152,901
   1,500,000  Wayne County, MI Building Authority(1)                     5.250   06/01/2016  07/31/2011(A)      1,505,685
      55,000  Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)                     5.000   12/01/2019  07/31/2011(A)         55,015
  10,000,000  Wayne, MI Charter County Airport
              (Detroit Metropolitan Wayne County)(1)                     5.000   12/01/2022  12/13/2021(B)      9,854,300
      25,000  Wexford County, MI Water Supply
              System                                                     5.850   11/01/2012  07/31/2011(A)         25,589
      20,000  Wexford County, MI Water Supply
              System(1)                                                  6.250   11/01/2024  07/31/2011(A)         20,434
                                                                                                              -----------
                                                                                                               81,594,301

31     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Minnesota-1.9%
$     60,000  Becker, MN Pollution Control
              (Northern States Power                                     8.500%  03/01/2019  08/27/2012(A)    $    65,406
              Company)(1)
  58,000,000  Becker, MN Pollution Control (Northern
              States Power Company)(1)                                   8.500   04/01/2030  08/27/2012(A)     61,158,680
     100,000  MN HFA (Single Family Mtg.)                                5.600   07/01/2013  07/25/2011(A)        100,328
     755,000  St. Paul, MN Hsg. & Redevel. Authority
              (559 Capital
              Blvd./HSJH/BLMC/DRH/HESJH
              Obligated Group)(1)                                        5.700   11/01/2015  07/31/2011(A)        755,000
                                                                                                              -----------
                                                                                                               62,079,414
Mississippi-0.3%
     475,000  Gulfport, MS Hospital
              Facility (Memorial Hospital
              at Gulfport)(1)                                            5.750   07/01/2031  07/31/2011(A)        475,067
      55,000  Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)(1)                         6.125   07/01/2015  07/26/2011(A)         55,145
     745,000  Gulfport, MS Hospital Facility
              (Memorial Hospital at Gulfport)(1)                         6.200   07/01/2018  07/31/2011(A)        746,311
     300,000  Jackson County, MS Port Improvement                        5.250   05/01/2012  07/31/2011(A)        300,885
     290,000  Jackson County, MS Port
              Improvement(1)                                             5.250   05/01/2013  07/31/2011(A)        290,731
     200,000  MS Business Finance Corp.
              (System Energy Resources)(1)                               5.900   05/01/2022  07/31/2011(A)        200,242
     110,000  MS Devel. Bank Special Obligation(1)                       5.500   07/01/2031  07/31/2011(A)        110,022
     300,000  MS Home Corp. (Single Family Mtg.)(1)                      5.300   12/01/2023  04/01/2013(A)        307,485
   3,155,000  MS Home Corp. (Single Family Mtg.)(1)                      6.375   12/01/2032  08/01/2011(A)      3,412,353
     105,000  MS Home Corp.
              (Valley State Student Hsg.)                                5.300   12/01/2028  01/09/2027(B)         57,647
      50,000  MS Small Business Enterprise(1)                            5.700   12/01/2013  07/31/2011(A)         50,157
      20,000  Tupelo, MS GO(1)                                           5.900   08/01/2013  08/01/2011(A)         20,089
   3,000,000  Warren County, MS Environmental
              Improvement (International Paper
              Company)(1)                                                5.850   11/01/2027  11/01/2013(A)      3,013,020
   1,075,000  Warren County, MS Environmental
              Improvement (International Paper
              Company)(1)                                                6.250   09/01/2023  09/01/2011(A)      1,076,226
                                                                                                              -----------
                                                                                                               10,115,380
Missouri-1.1%
      15,000  Bates County, MO Hospital
              (Bates County Memorial
              Hospital)(1)                                               5.700   03/01/2026  04/10/2024(B)         14,297
     175,000  Belton, MO Tax Increment (Belton
              Town Center)(1)                                            5.000   03/01/2014  09/06/2013(B)        175,464
     125,000  Belton, MO Tax Increment (Belton
              Town Center)(1)                                            5.125   03/01/2015  03/01/2015           124,373

32     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Missouri Continued
$    100,000  Belton, MO Tax Increment (Belton
              Town Center)(1)                                            5.250%  03/01/2016  03/01/2016       $    98,692
     630,000  Branson, MO IDA (Branson Hills
              Redevel.)(1)                                               6.250   05/01/2013  11/11/2012(B)        636,445
   4,095,000  Hanley/Eager Road, MO
              Transportation Devel. District                            10.000   12/01/2033  12/01/2033         3,826,655
   1,100,000  Kansas City, MO Tax Increment (Briarcliff West)(1)         5.150   06/01/2016  08/02/2014(B)      1,087,086
   1,200,000  Kansas City, MO Tax Increment
              (Shoal Creek Parkway)(1)                                   5.000   06/01/2021  11/01/2012(A)      1,203,060
   2,100,000  Kansas City, MO Tax Increment
              (Shoal Creek Parkway)(1)                                   5.625   06/01/2023  09/01/2014(B)      2,089,983
      20,000  Lees Summit, MO Tax
              (Summitwoods Crossing)(1)                                  6.250   05/01/2017  06/26/2015(B)         19,959
     910,000  Maplewood, MO Tax
              (Maplewood South Redevel.)(1)                              5.200   11/01/2022  12/14/2018(B)        789,489
   1,435,000  Meadows, MO Transportation
              Devel. District(1)                                         5.400   05/01/2035  05/01/2035         1,388,205
      25,000  MO Environmental Improvement &
              Energy Resources Authority                                 5.125   01/01/2019  07/31/2011(A)         25,093
      25,000  MO Environmental Improvement &
              Energy Resources Authority(1)                              5.450   01/01/2018  07/31/2011(A)         25,039
     240,000  MO Environmental Improvement &
              Energy Resources Authority (Missouri-
              American Water Company)(1)                                 5.900   03/01/2030  09/01/2011(A)        240,050
     320,000  MO Environmental Improvement &
              Energy Resources Authority (St.
              Joseph Light & Power)                                      5.850   02/01/2013  08/01/2011(A)        320,950
      85,000  MO H&EFA (Capital Region Medical
              Center)(1)                                                 5.650   11/01/2024  11/01/2011(A)         85,036
     200,000  MO H&EFA (FHS)(1)                                          5.500   02/15/2024  07/31/2011(A)        200,162
  20,000,000  MO H&EFA (SLHS/SLHOKC Obligated
              Group)(1)                                                  5.500   11/15/2028  11/15/2018(A)     20,628,000
       5,000  MO HDC (Single Family Mtg.)(1)                             6.200   09/01/2025  07/31/2011(A)          5,289
      10,000  MO HDC (Truman Farm Villas)                                5.750   10/01/2011  07/31/2011(A)         10,034
      25,000  MO Monarch-Chesterfield Levee District                     5.750   03/01/2019  07/31/2011(A)         25,088
     200,000  Raymore, MO Tax Increment(1)                               5.000   03/01/2012  03/01/2012           197,690
     300,000  Raymore, MO Tax Increment(1)                               5.000   03/01/2013  03/01/2013           290,169
     275,000  Raymore, MO Tax Increment(1)                               5.125   03/01/2014  03/01/2014           259,842
     230,000  Raymore, MO Tax Increment(1)                               5.125   03/01/2015  03/01/2015           210,494
   1,900,000  Richmond Heights, MO Tax Increment
              & Transportation Sales Tax(1)                              5.200   11/01/2021  07/15/2015(B)      1,730,425
      35,000  Sikeston, MO Electric(1)                                   5.000   06/01/2022  01/22/2020(B)         34,859
      55,000  St. Charles County, MO IDA
              (Ashwood Apartments)(1)                                    5.600   04/01/2030  09/30/2011(A)         55,013

33     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Missouri Continued
$    500,000  St. Joseph, MO IDA (Shoppes
              at North Village)(1)                                       5.100%  11/01/2019  06/07/2018(B)    $   480,720
     100,000  St. Louis, MO Airport (Lambert-St.
              Louis International Airport)(1)                            6.250   07/01/2029  07/01/2019(A)        106,097
     675,000  Strother, MO Interchange
              Transportation Devel. District (Lees
              Summit)(1)                                                 5.000   05/01/2024  08/27/2021(B)        553,352
                                                                                                              -----------
                                                                                                               36,937,110
Montana-0.2%
     215,000  Crow, MT Finance Authority (Tribal)(1)                     5.700   10/01/2027  07/31/2011(A)        215,252
      15,000  MT Board of Hsg. (Single Family Mtg.)                      5.450   06/01/2027  07/31/2011(A)         15,003
     700,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            5.600   12/01/2023  07/31/2011(A)        725,599
       5,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            5.750   06/01/2030  07/31/2011(A)          5,198
   1,205,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            5.750   12/01/2035  10/04/2011(A)      1,271,142
      10,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            5.900   06/01/2020  07/31/2011(A)         10,370
   1,780,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            6.000   12/01/2029  07/31/2011(A)      1,793,190
       5,000  MT Board of Hsg. (Single
              Family Mtg.)(1)                                            6.250   12/01/2020  07/31/2011(A)          5,102
   2,330,000  MT Higher Education
              Student Assistance Corp.                                   6.400   12/01/2032  12/01/2032         2,276,806
                                                                                                              -----------
                                                                                                                6,317,662
Multi States-0.7%
  10,000,000  Centerline Equity Issuer
              Trust(1),(7)                                               6.000   05/15/2015  04/30/2015(C)     10,867,200
   6,000,000  Munimae TE Bond Subsidiary                                 5.125   11/29/2049  09/30/2015(C)      4,920,180
   8,000,000  Munimae TE Bond Subsidiary                                 5.300   11/29/2049  09/30/2015(C)      5,760,080
   3,000,000  Munimae TE Bond Subsidiary                                 5.500   11/29/2049  09/30/2015(C)      2,040,030
                                                                                                              -----------
                                                                                                               23,587,490
Nebraska-0.0%
     125,000  NE Central Plains Gas
              Energy(1)                                                  5.000   12/01/2013  12/01/2013           132,595
     750,000  NE Central Plains Gas Energy(1)                            5.250   12/01/2018  12/01/2018           778,320
       5,000  NE Investment Finance Authority
              (Multifamily Hsg.)(1)                                      6.000   12/01/2015  07/31/2011(A)          5,007
      30,000  NE Investment Finance Authority
              (Multifamily Hsg.)(1)                                      6.200   06/01/2028  07/31/2011(A)         30,026
                                                                                                              -----------
                                                                                                                  945,948
Nevada-0.2%
      25,000  Clark County, NV Improvement
              District(1)                                                6.250   02/01/2013  08/01/2011(A)         25,530

34     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Nevada Continued
$    400,000  Clark County, NV Industrial Devel.
              (Southwest Gas Corp.)(1)                                   5.450%  03/01/2038  03/01/2013(C)    $   423,664
      25,000  Henderson, NV Health Care Facility
              (Catholic Healthcare West/Bakersfield
              Memorial Hospital Obligated Group)(1)                      5.625   07/01/2024  07/01/2014(A)         25,985
      50,000  Henderson, NV Redevel. Agency Tax
              Allocation(1)                                              6.900   10/01/2017  10/01/2012(A)         51,121
      25,000  Henderson, NV Redevel. Agency Tax
              Allocation(1)                                              7.200   10/01/2025  10/20/2024(B)         24,751
   3,755,000  Las Vegas, NV Paiute Tribe, Series A                       6.125   11/01/2012  05/10/2012(B)      3,559,440
     200,000  Las Vegas, NV Paiute Tribe, Series A(1)                    6.625   11/01/2017  12/18/2015(B)        158,244
     100,000  Las Vegas, NV Special Improvement
              District (Sumerlin Village)(1)                             5.375   06/01/2014  06/01/2014           100,921
     250,000  Las Vegas, NV Special Improvement
              District (Sumerlin Village)(1)                             5.500   06/01/2015  06/01/2015           250,685
     290,000  NV Hsg. Division (Multi-Unit Hsg.)(1)                      5.900   10/01/2016  08/01/2011(A)        290,516
      15,000  NV Hsg. Division (Single Family Mtg.)(1)                   5.650   04/01/2022  10/01/2011(A)         15,027
       5,000  NV Hsg. Division
              (Single Family Mtg.), Series B(1)                          5.650   10/01/2021  07/31/2011(A)          5,004
     100,000  Reno, NV Redevel. Agency
              (Downtown Redevel.)(1)                                     5.000   09/01/2017  07/31/2011(A)        100,079
     725,000  West Wendover, NV
              (Recreation District)(1)                                   5.375   12/01/2019  09/30/2011(A)        725,152
   1,510,000  West Wendover, NV
              (Recreation District)(1)                                   5.400   12/01/2017  07/31/2011(A)      1,511,087
     710,000  West Wendover, NV
              (Recreation District)(1)                                   5.400   12/01/2021  11/30/2011(A)        709,993
                                                                                                              -----------
                                                                                                                7,977,199
New Hampshire-0.9%
      35,000  NH Business Finance Authority
              (Connecticut Light & Power)(1)                             5.850   12/01/2022  10/01/2011(A)         35,366
     300,000  NH Business Finance Authority
              (Pennichuck Water Works)(1)                                6.300   05/01/2022  07/31/2011(A)        300,441
   5,000,000  NH Business Finance Authority
              (United Illuminating Company)(1)                           6.875   12/01/2029  02/01/2012(C)      5,156,150
   7,000,000  NH Business Finance Authority
              (United Illuminating Company)(1)                           7.125   07/01/2027  02/01/2012(C)      7,229,320
     100,000  NH H&EFA (Elliot Hospital/Elliot
              Health System Obligated Group)(1)                          5.600   10/01/2022  07/25/2013(A)        103,466
  13,430,000  NH H&EFA (MHMH/DHC/CVH
              Obligated Group)(1)                                        5.500   08/01/2027  08/01/2012(A)     13,822,425
     130,000  NH HE&HFA (Dartmouth College)(1)                           5.550   06/01/2023  07/31/2011(A)        130,075
      60,000  NH HFA (Prescott Hills Apartments)(1)                      6.150   07/01/2040  07/31/2011(A)         60,031
     180,000  NH HFA (Single Family Mtg.)(1)                             5.200   01/01/2024  07/01/2013(A)        184,124

35     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
New Hampshire Continued
 $    10,000  NH HFA (Single Family Mtg.)(1)                             5.450%  07/01/2021  01/01/2012(A)    $    10,047
     600,000  NH HFA (Single Family Mtg.)(1)                             5.750   01/01/2037  06/05/2013(A)        625,992
      45,000  NH HFA (Single Family Mtg.)(1)                             5.850   07/01/2017  07/31/2011(A)         45,090
   2,355,000  NH HFA (Single Family Mtg.)(1)                             5.850   01/01/2034  07/01/2013(A)      2,535,840
       5,000  NH HFA (Single Family Mtg.)(1)                             6.150   07/01/2029  07/01/2029             5,153
      20,000  NH HFA (Single Family Mtg.)(1)                             6.300   07/01/2031  01/01/2012(A)         20,707
   1,000,000  NH IDA (Connecticut Light & Power
              Company)(1)                                                5.900   11/01/2016  07/31/2011(A)      1,001,870
      35,000  NH IDA (Connecticut Light & Power
              Company)(1)                                                5.900   08/01/2018  10/01/2012(A)         35,131
                                                                                                               ----------
                                                                                                               31,301,228
New Jersey-4.0%
   3,550,000  NJ EDA (Continental Airlines)(1)                           6.625   09/15/2012  09/15/2012         3,584,116
   2,750,000  NJ EDA (Masonic Charity Foundation
              of New Jersey)(1)                                          6.000   06/01/2025  06/01/2012(A)      2,803,625
   2,475,000  NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)(1)                                                 6.200   07/01/2013  07/15/2012(B)      2,413,051
   5,000,000  NJ Health Care Facilities Financing
              Authority (Deborah Heart & Lung
              Center)(1)                                                 6.300   07/01/2023  07/01/2019(B)      4,402,750
   1,195,000  NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)                                            6.125   07/01/2011  07/01/2011         1,195,155
   1,245,000  NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)                                            6.125   07/01/2012  07/31/2011(A)      1,249,308
   1,345,000  NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)(1)                                         6.200   07/01/2013  07/31/2011(A)      1,349,425
   1,430,000  NJ Health Care Facilities Financing
              Authority (Jersey Shore University
              Medical Center)(1)                                         6.200   07/01/2014  07/31/2011(A)      1,434,133
     345,000  NJ Health Care Facilities Financing
              Authority (Raritan Bay Medical
              Center)(1)                                                 7.250   07/01/2014  01/29/2013(B)        328,378
  18,000,000  NJ Health Care Facilities Financing
              Authority (Trinitas Hospital/Marillac
              Corp. Obligated Group)(1)                                  5.250   07/01/2023  07/01/2023        17,716,860
  10,000,000  NJ Health Care Facilities Financing
              Authority (Virtual Health)(1)                              6.000   07/01/2029  01/01/2014(A)     10,347,700
   2,560,000  NJ Higher Education Student
              Assistance Authority (Student
              Loans)(1)                                                  6.000   06/01/2015  07/31/2011(A)      2,567,424
   1,150,000  NJ Higher Education Student
              Assistance Authority (Student
              Loans)(1)                                                  6.100   06/01/2016  07/31/2011(A)      1,153,094

36     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
New Jersey Continued
$ 77,010,000  NJ Tobacco Settlement Financing
              Corp.(1)                                                   4.500%  06/01/2023  10/20/2014(B)    $69,338,264
   5,000,000  NJ Tobacco Settlement Financing
              Corp.(1)                                                   4.625   06/01/2026  06/29/2022(B)      3,926,700
   8,695,000  Union County, NJ Utilities Authority
              (Ogden Martin Systems of Union)(1)                         5.375   06/01/2013  07/31/2011(A)      8,712,912
                                                                                                              -----------
                                                                                                              132,522,895
New Mexico-0.0%
      30,000  Farmington, NM Hospital (San
              Juan Medical Center/Interface, Inc.
              Obligated Group)(1)                                        5.000   06/01/2016  07/31/2011(A)         30,036
       5,000  NM Mtg. Finance Authority
              (Bluffs at Tierra Contenta)(1)                             5.200   01/01/2019  07/30/2011(A)          5,003
      25,000  NM Mtg. Finance Authority
              (Single Family Mtg.)(1)                                    5.000   09/01/2022  03/01/2012(A)         25,386
     255,000  NM Mtg. Finance Authority
              (Single Family Mtg.)(1)                                    6.200   09/01/2032  07/31/2011(A)        263,135
     445,000  NM Mtg. Finance Authority
              (Single Family Mtg.)(1)                                    6.450   03/01/2033  09/01/2011(A)        469,204
      80,000  NM Mtg. Finance Authority
              (Single Family Mtg.)(1)                                    6.550   09/01/2031  02/02/2014(A)         81,185
     225,000  NM Regional Hsg. Authority
              (Washington Place Apartments)(1)                           5.500   08/15/2020  10/31/2017(B)        161,201
                                                                                                                ---------
                                                                                                                1,035,150
New York-2.3%
  15,120,000  NY MTA, Series B(1)                                        5.000   11/15/2025  11/15/2015(A)     15,613,366
  13,695,000  NYC Transitional Finance Authority(1)                      5.500   11/01/2028  11/01/2015(A)     14,625,438
  40,000,000  Port Authority  NY/NJ (JFK International
              Air Terminal)(1)                                           6.500   12/01/2028  12/01/2015(A)     42,177,600
   2,500,000  Westchester County, NY Tobacco
              Asset Securitization Corp.(1)                              5.125   06/01/2045  11/12/2031(B)      1,732,675
                                                                                                               ----------
                                                                                                               74,149,079
North Carolina-0.4%
     245,000  NC Eastern Municipal Power
              Agency, Series B(1)                                        5.500   01/01/2021  07/31/2011(A)        245,372
      55,000  NC Eastern Municipal Power Agency,
              Series B(1)                                                5.500   01/01/2021  07/31/2011(A)         55,123
   2,395,000  NC HFA(1)                                                  5.750   03/01/2017  07/31/2011(A)      2,476,646
   1,450,000  NC HFA(1)                                                  6.000   07/01/2016  07/31/2011(A)      1,452,451
   5,230,000  NC HFA (Home Ownership)(1)                                 5.375   01/01/2029  07/31/2011(A)      5,259,654
      15,000  NC HFA (Single Family)(1)                                  5.350   09/01/2028  07/31/2011(A)         15,002
      15,000  NC HFA (Single Family)(1)                                  5.375   09/01/2014  07/31/2011(A)         15,040
      80,000  NC HFA (Single Family)(1)                                  5.600   09/01/2019  07/31/2011(A)         82,498
   1,555,000  NC HFA (Single Family)(1)                                  6.250   09/01/2027  07/31/2011(A)      1,644,739
   1,045,000  NC HFA (Single Family)(1)                                  6.250   03/01/2028  07/31/2011(A)      1,069,672

37     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
North Carolina Continued
$  1,000,000  Piedmont Triad, NC Airport Authority(1)                    6.000%  07/01/2021  07/31/2011(A)    $ 1,001,480
                                                                                                              -----------
                                                                                                               13,317,677
North Dakota-0.3%
   2,825,000  Grand Forks, ND Health Care
              Facilities (United Health
              Resources)(1)                                              6.125   12/01/2014  07/31/2011(A)      2,832,543
   7,510,000  Grand Forks, ND Health Care System
              (Altru Health System)(1)                                   5.600   08/15/2017  07/31/2011(A)      7,520,890
     100,000  ND Board of Higher Education Student
              Services Facilities(1)                                     5.500   08/01/2023  08/01/2015(A)        100,466
      60,000  ND HFA (Home Mtg.)(1)                                      5.150   07/01/2014  07/31/2011(A)         60,104
      85,000  Williston, ND Health Facilities
              (Catholic Health Corp.)                                    5.500   11/15/2014  07/31/2011(A)         85,346
                                                                                                              -----------
                                                                                                               10,599,349
Ohio-4.8%
   1,275,000  Adams County, OH Valley
              Local School District(1)                                   5.250   12/01/2021  07/31/2011(A)      1,275,803
      70,000  Akron, OH Economic Devel.(1)                               5.000   12/01/2018  07/31/2011(A)         70,196
   1,200,000  Akron, OH Waterworks(1)                                    5.625   12/01/2020  07/31/2011(A)      1,201,212
  70,915,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)                              5.125   06/01/2024  08/01/2018(B)     58,355,954
   8,210,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)                              5.375   06/01/2024  08/01/2018(B)      6,926,202
  13,925,000  Buckeye, OH Tobacco Settlement
              Financing Authority (TASC)(1)                              5.875   06/01/2030  06/17/2027(B)     11,052,273
      70,000  Centerville, OH GO(1)                                      5.625   12/01/2026  12/01/2011(A)         71,038
      55,000  Cleveland, OH Rock Glen Hsg.
              Assistance Corp. (Ambleside
              Apartments)(1)                                             7.000   06/01/2018  09/30/2011(A)         55,009
     905,000  Cleveland-Cuyahoga County, OH
              Port Authority (Cleveland
              Christian Home)(1)                                         5.250   11/15/2015  12/16/2013(B)        874,945
   1,635,000  Cleveland-Cuyahoga County, OH
              Port Authority (Port Cleveland)(1)                         5.375   05/15/2018  05/02/2015(B)      1,561,605
     355,000  Cleveland-Cuyahoga County, OH Port
              Authority (Universal Heat Treating)(1)                     6.500   11/15/2014  11/15/2011(A)        355,270
   2,265,000  Cuyahoga County, OH Hospital
              (University Hospitals Health System)                       5.500   01/15/2012  07/31/2011(A)      2,272,044
  48,990,000  Cuyahoga County, OH Hospital
              Facilities (CSAHS-UHHS-
              Cuyahoga/Canton Obligated Group)(1)                        7.500   01/01/2030  06/26/2012(A)     49,237,400
   2,230,000  Dublin, OH Industrial Devel.
              (Dublin Health Care Corp.)(1)                              7.500   12/01/2016  08/14/2014(B)      2,170,125
     100,000  Franklin County, OH Mtg.
              (Gateway Apartment Homes)(1)                               5.800   12/20/2028  12/20/2013(A)        101,628

38     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Ohio Continued
$  1,425,000  Grove City, OH Tax Increment
              Financing(1)                                               5.125%  12/01/2016  07/23/2014(B)    $ 1,406,404
      20,000  Lake County, OH Sewer District
              Improvements(1)                                            5.850   12/01/2016  07/31/2011(A)         20,067
     355,000  Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)(1)       6.375   07/15/2019  03/18/2016(B)        347,904
      30,000  Lorain County, OH Health Care
              Facilities (Kendal at Oberlin)                             5.375   02/01/2012  08/01/2011(A)         30,069
     650,000  Lucas County, OH GO                                        6.500   12/01/2016  07/31/2011(A)        653,198
   9,800,000  Lucas County, OH Hospital (Toledo
              Hospital/Flower Hospital/Promedica
              Continuing Care Services Corp.
              Obligated Group)(1)                                        5.375   11/15/2023  11/15/2011(A)      9,846,648
      35,000  OH Air Quality Devel. Authority
              (FirstEnergy Solutions Corp.)(1)                           7.250   11/01/2032  11/01/2012(C)         37,395
      45,000  OH Capital Corp. for Hsg. (The Conifers)                   6.300   06/01/2028  07/31/2011(A)         45,038
     460,000  OH Economic Devel. (Astro
              Instrumentation)(1)                                        5.450   06/01/2022  06/01/2014(A)        471,712
      40,000  OH HFA(1)                                                  5.250   09/01/2030  07/31/2011(A)         40,001
      15,000  Pike County, OH Hospital Facilities
              (Pike Health Services)                                     6.750   07/01/2017  09/25/2014(B)         14,869
   1,900,000  Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking Infrastructure)5                 6.300   02/15/2024  01/07/2019(B)      1,280,752
   1,950,000  Port of Greater Cincinnati, OH Devel.
              Authority (Public Parking
              Infrastructure)5                                           6.400   02/15/2034  02/27/2030(B)      1,161,459
     215,000  Scioto County, OH Marine Terminal
              Facility (Norfolk & Western Railway
              Company)                                                   5.300   08/15/2013  07/31/2011(A)        215,555
   3,970,000  Toledo-Lucas County, OH Port
              Authority (Bax Global)                                     6.250   11/01/2013  02/16/2013(B)      3,940,781
     465,000  Toledo-Lucas County, OH Port
              Authority (Creekside Devel.
              Company)(1)                                                6.600   11/15/2015  12/25/2013(B)        460,708
   2,900,000  Toledo-Lucas County, OH Port
              Authority (Crocker Park)(1)                                5.250   12/01/2023  11/02/2019(B)      2,723,390
      10,000  Toledo-Lucas County, OH Port
              Authority (Northwest Ohio)(1)                              5.400   05/15/2019  11/06/2016(B)          8,945
     400,000  Toledo-Lucas County, OH Port
              Authority (Woodsage Properties)(1)                         5.400   05/15/2014  03/01/2013(B)        388,964
      90,000  Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)(1)           6.200   03/01/2020  05/21/2017(B)         73,627
                                                                                                              -----------
                                                                                                              158,748,190
Oklahoma-0.1%
      85,000  Cherokee County, OK EDA
              (NSU Student Hsg.)(1)                                      5.250   12/01/2034  06/04/2030(B)         78,333

39     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Oklahoma Continued
$     65,000  Edmond, OK EDA Student Hsg.
              (Collegiate Hsg. Foundation)(1)                            5.375%  12/01/2019  09/30/2011(A)    $    65,005
      60,000  OK HFA (Single Family
              Homeownership Loan Program)(1)                             5.300   09/01/2026  07/31/2011(A)         60,015
       5,000  OK HFA (Single Family
              Homeownership Loan Program)(1)                             5.400   09/01/2022  03/01/2012(A)          5,029
      70,000  OK HFA (Single Family
              Homeownership Loan Program)(1)                             5.500   09/01/2028  03/01/2012(A)         70,186
      50,000  OK HFA (Single Family
              Homeownership Loan Program)(1)                             5.850   09/01/2020  07/13/2011(A)         51,006
      10,000  OK HFA (Single Family
              Homeownership Loan Program)(1)                             6.200   09/01/2028  07/31/2011(A)         10,009
      30,000  OK HFA (Single Family Mtg.)(1)                             5.250   03/01/2022  03/01/2012(A)         30,729
      35,000  OK HFA (Single Family Mtg.)(1)                             5.400   09/01/2029  03/01/2012(A)         35,172
   1,620,000  Oklahoma County, OK HFA (Single Family Mtg.)(1)            6.600   10/01/2035  02/01/2012(A)      1,737,871
                                                                                                              -----------
                                                                                                                2,143,355
Oregon-0.1%
      20,000  Klamath Falls, OR Airport                                  5.500   07/01/2016  07/27/2011(A)         20,079
      25,000  Newberg, OR Public Safety                                  5.250   12/01/2012  07/31/2011(A)         25,100
      75,000  Northern Wasco County, OR People's
              Utility District (Bonneville Power
              Administration)(1)                                         5.200   12/01/2024  07/31/2011(A)         77,207
      15,000  OR Alternate Energy(1)                                     5.400   07/01/2016  07/31/2011(A)         15,059
      15,000  OR Bond Bank (Economic Devel. Dept.)                       5.500   01/01/2013  07/31/2011(A)         15,063
      45,000  OR Bond Bank (Economic Devel. Dept.)(1)                    6.000   01/01/2015  07/31/2011(A)         45,207
      25,000  OR GO(1)                                                   5.375   08/01/2028  08/01/2011(A)         25,002
      40,000  OR GO (Elderly & Disabled Hsg.)                            5.450   08/01/2012  08/01/2011(A)         40,152
      30,000  OR GO (Elderly & Disabled Hsg.)                            5.450   08/01/2013  08/01/2011(A)         30,106
      65,000  OR GO (Elderly & Disabled Hsg.)(1)                         5.550   08/01/2016  08/01/2011(A)         65,092
      20,000  OR GO (Elderly & Disabled Hsg.)(1)                         5.600   08/01/2019  08/01/2011(A)         20,020
      45,000  OR GO (Elderly & Disabled Hsg.)                            5.650   08/01/2026  08/01/2011(A)         45,019
      25,000  OR GO (Elderly & Disabled Hsg.)(1)                         5.700   08/01/2016  08/01/2011(A)         25,038
      15,000  OR GO (Elderly & Disabled Hsg.)(1)                         6.200   08/01/2020  08/01/2011(A)         15,021
      50,000  OR GO (Elderly & Disabled Hsg.)(1)                         6.300   08/01/2026  08/01/2011(A)         50,047
      15,000  OR Health & Science University(1)                          5.250   07/01/2015  07/26/2011(A)         15,039
      20,000  OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F(1)                          5.250   07/01/2022  01/01/2012(A)         20,535
      50,000  Port of Portland, OR Airport (Portland
              International Airport)(1)                                  5.500   07/01/2018  07/31/2011(A)         50,071
      50,000  Port Umatilla, OR Water(1)                                 6.450   08/01/2014  08/01/2011(A)         50,174
   1,000,000  Portland, OR Urban Renewal &
              Redevel. (Oregon Convention Center)(1)                     5.750   06/15/2016  07/31/2011(A)      1,008,340

40     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------
Oregon Continued
 $    50,000  Portland, OR Urban Renewal &
              Redevel. (Oregon Convention
              Center)(1)                                                 5.500%  06/15/2020  07/31/2011(A)    $    50,193
   1,000,000  Western Generation, OR Agency
              Cogeneration (Wauna
              Cogeneration)(1)                                           5.000   01/01/2016  03/25/2015(B)        947,280
                                                                                                              -----------
                                                                                                                2,654,844
Pennsylvania-6.2%
   2,305,000  Allegheny County, PA Redevel.
              Authority (Pittsburgh Mills)                               5.100   07/01/2014  02/09/2013(B)      2,360,597
   5,845,000  Allegheny County, PA Redevel.
              Authority (Robinson Mall)(1)                               7.000   11/01/2017  07/31/2011(A)      5,851,546
   1,330,000  Bucks County, PA IDA (School Lane
              Foundation)(1)                                             4.600   03/15/2017  11/01/2014(B)      1,297,974
  11,895,000  Chester County, PA H&EFA (Chester
              County Hospital)(1)                                        5.875   07/01/2016  07/27/2011(A)     11,940,558
     800,000  Chester County, PA H&EFA (Chester
              County Hospital)(1)                                        6.750   07/01/2021  07/01/2012(A)        806,216
     165,000  Delaware River Port Authority PA/NJ(1)                     5.625   01/01/2026  07/31/2011(A)        165,162
      40,000  Delaware River Port Authority PA/NJ(1)                     5.700   01/01/2023  07/31/2011(A)         40,059
      50,000  Derry Township, PA Municipal Authority(1)                  4.900   12/01/2015  07/31/2011(A)         50,151
     200,000  Erie, PA Higher Education Building
              Authority (Gannon University)(1)                           5.200   07/15/2016  07/31/2011(A)        200,340
   5,500,000  Lehigh Northampton, PA Airport
              Authority(1)                                               6.000   05/15/2025  09/30/2011(A)      5,500,825
  35,000,000  Montgomery County, PA IDA2                                 5.750   08/01/2030  09/02/2019(A)     39,161,850
  26,335,000  PA EDFA (Albert Einstein
              Healthcare)(1)                                             6.250   10/15/2023  02/25/2019(A)     27,800,279
  12,300,000  PA EDFA (National Gypsum Company)                          6.125   11/01/2027  11/01/2027        10,118,964
   8,120,000  PA EDFA (National Gypsum Company)                          6.250   11/01/2027  11/01/2027         6,771,187
     500,000  PA EDFA (Northampton Generating)                           6.500   01/01/2013  08/28/2012(B)        335,990
   1,500,000  PA HEFA (California University of
              Pennsylvania Student Assoc.)(1)                            6.750   09/01/2020  09/01/2011(A)      1,525,995
  10,000,000  PA HEFA (MCP/HUHS/AUS
              Obligated Group)(1)                                        5.875   11/15/2016  07/18/2014(B)      9,710,600
  10,300,000  PA HEFA (MCP/HUHS/AUS
              Obligated Group)(1)                                        5.875   11/15/2016  09/17/2014(B)     10,001,918
      25,000  PA HEFA (University of the Arts)(1)                        5.500   03/15/2020  03/28/2019(B)         24,641
      10,000  PA St. Mary Hospital Authority (Franciscan Health)(1)      7.000   06/15/2015  07/31/2011(A)         10,029
  20,880,000  Philadelphia, PA H&HEFA
              (Temple University Hospital)(1)                            6.625   11/15/2023  10/05/2018(B)     20,851,812

41     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                                    Effective
Amount                                                                   Coupon  Maturity    Maturity*           Value
------------                                                             ------  ----------  ----------       -----------

Pennsylvania Continued
 $36,210,000  Philadelphia, PA Redevel. Authority
              (Neighborhood Transformation)(1)                           5.300%  04/15/2026  04/15/2012(A)    $36,668,419
   3,505,000  Philadelphia, PA Redevel. Authority
              (Neighborhood Transformation)(1)                           5.500   04/15/2020  04/15/2012(A)      3,581,164
      65,000  Pittsburgh, PA Urban Redevel.
              Authority, Series C(1)                                     5.600   04/01/2020  07/31/2011(A)         65,057
   7,180,000  Reading, PA GO(1)                                          5.625   11/15/2020  11/17/2016(B)      7,216,331
      45,000  Sayre, PA Health Care Facilities
              Authority (Guthrie Healthcare System)(1)                   5.875   12/01/2031  12/01/2012(A)         45,427
     850,000  South Fork, PA Municipal Authority
              (Good Samaritan Medical Center of
              Johnstown)(1)                                              5.375   07/01/2016  07/27/2011(A)        852,091
      50,000  Washington County, PA Authority (Girard College)           5.000   05/15/2018  07/31/2011(A)         50,142
                                                                                                              -----------
                                                                                                              203,005,324
Rhode Island-2.0%
   1,865,000  Central Falls, RI Detention
              Facility(1)                                                6.750   01/15/2013  04/22/2012(B)      1,822,739
      25,000  Providence, RI Public Building
              Authority, Series B                                        5.500   12/15/2014  07/31/2011(A)         25,061
     465,000  RI Clean Water Finance Agency (Triton Ocean)(1)            5.800   09/01/2022  09/01/2011(A)        465,060
     140,000  RI Health & Educational Building
              Corp. (Johnson & Wales University)(1)                      6.100   04/01/2026  10/01/2011(A)        140,188
     225,000  RI Health & Educational Building
              Corp. (Lifespan)(1)                                        5.250   05/15/2026  09/30/2011(A)        225,007
   4,055,000  RI Health & Educational Building
              Corp. (RIH/MHF/TMH/RIHF
              Obligated Group)(1)                                        5.750   05/15/2023  07/31/2011(A)      4,058,528
      20,000  RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)                             5.200   04/01/2019  07/31/2011(A)         20,013
      20,000  RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)                             5.400   10/01/2026  07/31/2011(A)         20,460
     145,000  RI Hsg. & Mtg. Finance Corp.
              (Homeownership Opportunity)(1)                             6.500   04/01/2027  07/31/2011(A)        145,193
      25,000  RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)(1)              5.375   04/01/2024  10/01/2012(A)         25,102
      20,000  RI Student Loan Authority                                  5.250   12/01/2011  07/31/2011(A)         20,061
  11,465,000  RI Student Loan Authority2                                 6.000   12/01/2023  06/10/2012(A)     11,475,266
     115,000  RI Student Loan Authority(1)                               6.450   12/01/2015  12/01/2011(A)        116,679
  14,085,000  RI Tobacco Settlement Financing Corp. (TASC)               6.250   06/01/2042  08/31/2026(B)     12,820,449
   9,855,000  RI Tobacco Settlement Financing
              Corp. (TASC), Series A(1)                                  6.000   06/01/2023  01/23/2012(A)      9,892,843
  24,415,000  RI Tobacco Settlement Financing
              Corp. (TASC), Series A(1)                                  6.125   06/01/2032  06/01/2012(A)     24,447,716
                                                                                                               ----------
                                                                                                               65,720,365

42     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                        Effective
Amount                                                  Coupon    Maturity       Maturity*        Value
------------                                            ------    ----------     ----------    -----------
South Carolina-0.8%
 $  815,000   Allendale County, SC School
              District Energy Savings Special
              Obligation(1)                             7.000%   12/01/2013      12/13/2012(B) $    845,799
    110,000   Georgetown County, SC
              Environmental Improvement
              (International Paper Company)(1)          5.700    10/01/2021      10/01/2011(A)      110,004
    285,000   Greenville County, SC Airport
              (Donaldson Industrial Air Park)(1)        6.125    10/01/2017      12/10/2014(B)      278,761
  7,000,000   Greenville, SC Hospital System (GHS
              Partners in Health)(1)                    5.500    05/01/2026      05/01/2012(A)    7,045,850
    250,000   Greenwood County, SC Hospital
              (Self Regional Healthcare)(1)             5.500    10/01/2026      10/01/2011(A)      250,303
    210,000   Lee County, SC School Facilities,
              Series 2006(1)                            6.000    12/01/2019      12/01/2017(A)      226,414
    270,000   Lee County, SC School Facilities,
              Series 2006(1)                            6.000    12/01/2027      12/01/2017(A)      273,421
     25,000   Lexington County, SC Health
              Services District (Lexmed)(1)             5.250    11/01/2017      07/31/2011(A)       25,076
  2,110,000   Lexington, SC One School Facilities
              Corp. (Lexington County School
              District No. 1)(1)                        5.250    12/01/2024      12/01/2015(A)    2,227,084
  2,340,000   Lexington, SC One School Facilities
              Corp. (Lexington County School
              District No. 1)(1)                        5.250    12/01/2026      12/01/2015(A)    2,438,374
  1,200,000   Orangeburg County, SC Solid Waste
              (South Carolina Electric & Gas
              Company)(1)                               5.700    11/01/2024      07/31/2011(A)    1,200,660
  2,355,000   Richland County, SC Environmental
              Improvement (International Paper
              Company)(1)                               6.100    04/01/2023      04/01/2014(A)    2,376,878
  1,735,000   SC Connector 2000 Assoc.
              Toll Road, Series B                       5.604(3) 01/01/2021      01/01/2021         238,910
    720,000   SC Connector 2000 Assoc.
              Toll Road, Series B                       5.702(3) 01/01/2026      01/01/2026          74,030
     30,000   SC Educational Facilities
              Authority (Southern
              Wesleyan University)(1)                   5.850    03/01/2016      07/31/2011(A)       30,023
    100,000   SC Educational Facilities
              Authority (Southern Wesleyan
              University)(1)                            6.000    03/01/2023      09/26/2021(B)       98,021
     20,000   SC Hsg. Finance &
              Devel. Authority(1)                       5.950    07/01/2029      07/31/2011(A)       20,010
     85,000   SC Hsg. Finance &
              Devel. Authority, Series A(1)             5.400    07/01/2021      07/31/2011(A)       85,055
     10,000   SC Hsg. Finance &
              Devel. Authority, Series A-2(1)           5.300    07/01/2019      07/31/2011(A)       10,008
  3,000,000   SC Jobs-EDA (Georgetown
              Memorial Hospital/Georgetown
              Health Group Obligated Group)             5.875    11/01/2029      11/01/2011(A)    3,001,500
  5,220,000   SC Tobacco Settlement
              Management Authority                      5.000    06/01/2018      07/31/2011(A)    5,227,256
                                                                                                -----------
                                                                                                 26,083,437

43     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                        Effective
Amount                                                  Coupon    Maturity       Maturity*         Value
------------                                            ------    ----------     ----------      -----------
South Dakota-0.6%
$  8,430,000   SD Education Loans(1)                    5.600%   06/01/2020      06/01/2020      $ 6,705,728
  11,350,000   SD Educational Enhancement
               Funding Corp. Tobacco Settlement         6.500    06/01/2032      06/01/2013(A)    11,407,999
      20,000   SD H&EFA (Sanford
               Medical Center)(1)                       5.375    11/01/2024      11/01/2011(A)        20,234
   1,115,000   SD Hsg. Devel. Authority
               (Homeownership)(1)                       5.375    05/01/2018      07/31/2011(A)     1,145,038
       5,000   SD Hsg. Devel. Authority
               (Homeownership)(1)                       5.375    05/01/2018      07/31/2011(A)         5,039
     815,000   SD Hsg. Devel. Authority
               (Homeownership)(1)                       5.750    05/01/2031      07/04/2012(A)       875,775
                                                                                                  ----------
                                                                                                  20,159,813
Tennessee-0.5%
     10,000   Blount County, TN
              Hospital,   Series B(1)                   5.125    07/01/2019      07/31/2011(A)        10,006
     50,000   Columbia, TN Electric System(1)           5.625    09/01/2017      07/31/2011(A)        50,216
     40,000   Jackson, TN Health
              Educational & Hsg.
              Facilities Board (Lambuth University)     5.900    09/01/2020      07/31/2011(A)        40,159
  2,435,000   Knox County, TN HE&HF
              (Baptist Health System
              of East Tennessee/Baptist
              Hospital of East Tennessee
              Obligated Group)(1)                       6.375    04/15/2022      04/15/2012(A)     2,537,367
    275,000   Nashville & Davidson County,
              TN Metropolitan Government
              Health & Educational Facilities
              (McKendree Village Senior Care
              Corp.)(1)                                 5.125    01/01/2020      07/31/2011(A)       275,990
 12,235,000   TN Energy Acquisition
              Gas Corp.(1)                              5.250    09/01/2024      09/01/2024       12,028,718
     15,000   TN Hsg. Devel. Agency
              (Homeownership)(1)                        5.250    07/01/2022      01/01/2012(A)        15,131
     80,000   TN Hsg. Devel. Agency
              (Homeownership)(1)                        5.550    01/01/2021      07/31/2011(A)        80,063
                                                                                                  ----------
                                                                                                  15,037,650
Texas-8.4%
   605,000   Austin, TX Utility System                  6.730(3) 11/15/2014      11/15/2011(A)       485,319
             Bexar County, TX HFC
    80,000   (American Opportunity
             Hsg.-Cinnamon Creek)(1)                    5.750    12/01/2013      08/07/2012(D)        84,423
   115,000   Bexar County, TX HFC
             (Doral Club)(1)                            8.750    10/01/2036      08/29/2028(B)        79,330
   460,000   Bexar County, TX HFC
             (Perrin Square)(1)                         6.550    12/20/2034      12/20/2011(A)       485,875
 1,085,000   Brazos River Authority,
             TX (Johnson County
             Surface Water &
             Treatment System)                          5.800    09/01/2011      07/31/2011(A)     1,089,611
   150,000   Brazos River Authority,
             TX Pollution Control
             (TXU Energy Company)                       6.750    10/01/2038      10/01/2038           55,629
 5,000,000   Brazos River, TX Harbor
             Navigation District
             (Dow Chemical Company)(1)                  5.700    05/15/2033      05/15/2012(C)     5,147,600

44     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                  Effective
Amount                                              Coupon    Maturity     Maturity*            Value
------------                                        ------    ----------   -----------       ------------
Texas Continued
 $20,000,000   Brazos River, TX Harbor
               Navigation District
               (Dow Chemical Company)(1)             6.250%   05/15/2033   06/15/2012(C)      $20,750,200
     290,000   Brazos River, TX Harbor
               Navigation District
               (Dow Chemical Company)(1)             6.625    05/15/2033   05/15/2013(A)          293,170
  17,845,000   Capital Area, TX HFC
               (AHF Affordable Hsg.)                 0.360(6) 01/01/2039   12/01/2011(A)       13,722,805
      25,000   Cass County, TX IDC
               (International Paper Company)(1)      6.000    09/01/2025   09/01/2012(A)           25,111
     285,000   Cass County, TX IDC
               (International Paper Company)(1)      6.600    03/15/2024   07/31/2011(A)          286,986
     400,000   Clifton, TX Higher Education
               Finance Corp. (Tejano
               Center Community Concerns)(1)         7.750    02/15/2018   01/31/2016(B)          427,744
      60,000   Collin County, TX HFC
               (Community College
               District Foundation)(1)               5.250    06/01/2023   07/08/2021(B)           44,247
      10,000   Corpus Christi, TX
               General Airport(1)                    5.500    02/15/2017   08/15/2011(A)           10,133
     100,000   Corpus Christi, TX
               General Airport(1)                    5.625    02/15/2019   08/15/2011(A)          101,248
   5,510,000   Dallas-Fort Worth,
               TX International Airport(1)           5.500    11/01/2020   11/01/2011(A)        5,549,837
   1,010,000   Dallas-Fort Worth,
               TX International Airport(1)           5.500    01/15/2021   07/31/2011(A)        1,011,252
  20,000,000   Dallas-Fort Worth,
               TX International Airport(1)           5.500    11/01/2021   07/31/2011(A)       20,028,600
     105,000   Dallas-Fort Worth,
               TX International Airport(1)           5.500    11/01/2031   12/10/2029(B)          104,928
      70,000   Dallas-Fort Worth,
               TX International Airport(1)           5.500    11/01/2035   05/03/2034(B)           68,209
     100,000   Dallas-Fort Worth,
               TX International Airport(1)           5.750    11/01/2030   07/31/2011(A)          100,090
  12,250,000   Dallas-Fort Worth,
               TX International Airport(1)           6.000    11/01/2023   07/31/2011(A)       12,295,693
  11,500,000   Dallas-Fort Worth,
               TX International Airport(1)           6.000    11/01/2024   07/31/2011(A)       11,553,705
     220,000   Dallas-Fort Worth,
               TX International Airport(1)           6.000    11/01/2028   07/31/2011(A)          220,271
   5,510,000   Dallas-Fort Worth,
               TX International Airport(1)           6.000    11/01/2032   07/31/2011(A)        5,514,904
   8,000,000   Dallas-Fort Worth,
               TX International Airport(1)           6.100    11/01/2019   07/31/2011(A)        8,019,520
      75,000   Dallas-Fort Worth,
               TX International Airport(1)           6.125    11/01/2035   07/31/2011(A)           75,061
  12,500,000   Dallas-Fort Worth,
               TX International Airport(1)           6.250    11/01/2028   07/31/2011(A)       12,549,250
   8,950,000   Dallas-Fort Worth,
               TX International Airport(1)           6.250    11/01/2028   07/31/2011(A)        8,985,263
     100,000   Denton County,
               TX Fresh Water Supply
               District No. 6(1)                     5.400    02/15/2014   07/31/2011(A)          100,097

45     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal                                                                    Effective
Amount                                              Coupon    Maturity       Maturity*          Value
------------                                        ------    ----------     ----------      ------------
Texas Continued
 $   155,000   El Paso County, TX HFC
               (American Village
               Communities), Series A(1)            6.250%   12/01/2020      11/09/2012(A)   $   156,074
     440,000   Gonzales, TX
               Healthcare System(1)                 5.500    08/15/2019      07/31/2011(A)       440,427
   1,390,000   Grand Prairie, TX
               Metropolitan Utility
               & Reclamation District               6.500    04/01/2012      07/31/2011(A)     1,392,655
   4,660,000   Gulf Coast, TX IDA
               (Citgo Petroleum Corp.)(1)           7.500    05/01/2025      10/01/2012(C)     4,698,352
     110,000   Gulf Coast, TX IDA
               (Valero Energy Corp.)(1)             5.600    12/01/2031      12/01/2031           99,118
     340,000   Gulf Coast, TX IDA
               Solid Waste (Citgo
               Petroleum Corp.)(1)                  8.000    04/01/2028      04/01/2012(A)       342,288
   1,500,000   Gulf Coast, TX Waste
               Disposal Authority
               (International Paper Company)(4)     6.100    08/01/2024      08/01/2012(A)     1,520,490
      60,000   Gulf Coast, TX Waste
               Disposal Authority
               (Valero Energy Corp.)(1)             5.600    04/01/2032      04/01/2032           54,337
      30,000   Gulf Coast, TX Waste
               Disposal Authority
               (Valero Energy Corp.)(1)             6.650    04/01/2032      04/01/2012(A)        30,120
  12,470,000   Harris County, TX HFDC
               (St. Luke's Episcopal
               Hospital)(1)                         6.750    02/15/2021      07/31/2011(A)    14,414,946
      40,000   Harris County, TX
               Municipal Utility
               District No. 304(1)                  5.300    09/01/2013      07/31/2011(A)        40,038
   2,055,000   Harris County-Houston,
               TX Sports Authority(1)               5.750    11/15/2019      11/15/2019        2,025,387
     985,000   Houston, TX Airport
               Special Facilities
               (Continental Airlines)(1)            5.500    07/15/2017      07/31/2011(A)       987,069
   4,060,000   Houston, TX Airport
               Special Facilities
               (Continental Airlines)(1)            6.125    07/15/2017      10/08/2014(B)     3,980,789
   3,000,000   Houston, TX
               Airport System(4)                    5.000    07/01/2026      07/01/2021(A)     3,120,990
     210,000   Houston, TX
               Airport System(1)                    5.625    07/01/2030      07/31/2011(A)       210,042
      50,000   Houston, TX
               Airport System
               (Continental Airlines)               5.375    07/15/2011      07/15/2011           50,102
      10,000   Houston, TX Airport
               System (People Mover)                5.375    07/15/2012      07/31/2011(A)        10,040
      45,000   Houston, TX Airport
               System, Series A(1)                  5.000    07/01/2028      07/13/2027(B)        43,868
     200,000   Houston, TX Airport
               System, Series A                     5.500    07/01/2018      07/31/2011(A)       200,568
   8,610,000   Houston, TX Airport
               System, Series A(1)                  5.500    07/01/2023      07/31/2011(A)     8,617,319
      25,000   Houston, TX Airport
               System, Series A                     5.625    07/01/2020      07/31/2011(A)        25,074
     100,000   Houston, TX Airport
               System, Series A(1)                  5.625    07/01/2021      07/31/2011(A)       100,294
   3,500,000   Houston, TX Airport
               System, Series A(1)                  5.875    07/01/2015      07/31/2011(A)     3,580,570
   3,900,000   Houston, TX Airport
               System, Series A                     6.000    07/01/2011      07/01/2011        3,900,585
   1,150,000   Houston, TX Airport
               System, Series B(1)                  5.200    07/01/2018      07/31/2011(A)     1,158,154

46     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                         Effective
Amount                                                  Coupon      Maturity      Maturity*           Value
------------                                            ------     ----------    -------------     ------------
Texas Continued
 $   525,000   Houston, TX HFC
               (Single Family Mtg.)(1)                    6.750%   06/01/2033     04/15/2012(A)    $   544,163
   1,000,000   Houston, TX Higher
               Education Finance
               Corp. (Cosmos Foundation)(1)               5.875    05/15/2021     05/15/2021         1,019,810
   1,435,000   Houston, TX Hsg.
               Corp. (6800 Long
               Drive Apartments)(1)                       6.625    02/01/2020     08/01/2011(A)      1,436,535
      35,000   Lewisville, TX HFC
               (Lewisville Limited)(1)                    5.500    06/01/2017     07/31/2011(A)         35,038
      90,000   Lewisville, TX HFC
               (Lewisville Limited)(1)                    5.600    12/01/2029     09/30/2011(A)         90,015
      75,000   Lubbock, TX HFC
               (Las Colinas Quail
               Creek Apartments)(1)                       6.750    07/01/2012     04/01/2012(B)         73,924
      50,000   Matagorda County,
               TX Navigation District
               (Centerpoint Energy)(1)                    5.250    11/01/2029     11/01/2029            46,069
   7,865,000   McLennan County,
               TX Public Facility Corp.(1)                6.625    06/01/2035     11/04/2014(A)      8,427,741
     835,000   Midland County,
               TX Hospital District(1)                    5.375    06/01/2016     07/31/2011(A)        836,495
      15,000   Midtown, TX Redevel.
               Authority(1)                               5.375    01/01/2020     07/31/2011(A)         15,015
   1,700,000   Mission, TX EDC
               (Allied Waste Industries)                  5.200    04/01/2018     04/01/2012(A)      1,721,539
  16,000,000   Mission, TX EDC (Waste Management)(1)      6.000    08/01/2020     08/01/2013(C)     17,232,640
      50,000   Montgomery County,
               TX Municipal Utility
               District No. 40
               (Waterworks & Sewer)(1)                    5.000    03/01/2019     07/31/2011(A)         50,076
      80,000   North Central Texas
               HFDC (Children's
               Medical Center)(1)                         6.000    08/15/2016     07/31/2011(A)         80,235
     600,000   Permian Basin, TX
               HFC (Single Family Mtg.)(1)                5.650    01/01/2038     11/01/2014(A)        641,688
      70,000   Permian Basin, TX
               HFC (Single Family Mtg.)(1)                5.750    01/01/2038     07/01/2016(A)         72,927
     340,000   Richwood, TX
               GO COP(1)                                  5.750    08/15/2024     08/15/2011(A)        340,105
     620,000   Sabine, TX River
               Authority Pollution
               Control (TXU
               Electric Company)                          6.450    06/01/2021     06/01/2021           221,073
      50,000   Southeast TX HFC(1)                        4.750    01/01/2037     02/05/2013(A)         50,292
      40,000   Southlake Parks,
               TX Devel. Corp.(1)                         5.375    08/15/2021     07/31/2011(A)         40,127
   4,030,000   Texas City, TX
               Industrial Devel.
               Corp. (BP Pipeline-
               North America)(1)                          7.375    10/01/2020     10/01/2020         4,826,610
   2,500,000   Tomball, TX Hospital
               Authority (Tomball
               Regional Hospital)(1)                      6.000    07/01/2019     05/04/2017(B)      2,357,525
   2,095,000   Tomball, TX Hospital
               Authority (Tomball
               Regional Hospital)(1)                      6.000    07/01/2025     01/17/2024(B)      1,823,802
   1,050,000   Tomball, TX Hospital
               Authority (Tomball
               Regional Hospital)(1)                      6.000    07/01/2029     01/27/2028(B)        876,771
     235,000   Trinity, TX River
               Authority (TXU Energy
               Company)                                   6.250    05/01/2028     05/01/2028            81,789

47     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                Effective
Amount                                           Coupon     Maturity     Maturity*            Value
------------                                     ------    ----------   -------------      -----------
Texas Continued
$     70,000   TX Dept. of Hsg. &
               Community Affairs
               (Pebble Brook Apartments)(1)       5.550%   12/01/2024   07/31/2011(A)      $    70,028
      55,000   TX Dept. of Hsg. &
               Community Affairs
               (Pebble Brook Apartments)          5.600    12/01/2030   09/30/2011(A)           55,013
     105,000   TX Dormitory Finance
               Authority (Temple
               Junior College Foundation)         5.875    09/01/2022   04/18/2019(B)           58,791
     100,000   TX Lower Colorado
               River Authority(1)                 5.500    05/15/2021   07/31/2011(A)          100,354
   3,415,000   TX Municipal Gas
               Acquisition & Supply Corp.(1)      5.250    12/15/2023   12/15/2023           3,320,951
  45,135,000   TX Municipal Gas
               Acquisition & Supply Corp.(1)      6.250    12/15/2026   08/04/2023(B)       47,424,247
   2,360,000   TX SA Energy Acquisition
               Public Facility Corp.
               (Gas Supply)(1)                    5.500    08/01/2021   08/01/2021           2,437,550
      25,000   TX Water Devel. Board              5.250    07/15/2015   07/31/2011(A)           25,099
      50,000   TX Water Devel. Board              5.450    07/15/2021   07/31/2011(A)           50,195
      60,000   Washington County,
               TX HFDC (Trinity
               Community Medical
               Center of Brenham/
               Trinity Care Center
               Obligated Group)(1)                5.750    06/01/2024   07/12/2022(B)           55,096
      25,000   Ysleta, TX Independent
               School District(1)                 5.375    11/15/2024   11/15/2011(A)           25,339
                                                                                           -----------
                                                                                           277,030,474
U.S. Possessions-11.3%
   1,000,000   Guam International
               Airport Authority(1)               5.250    10/01/2022   10/01/2011(A)        1,001,510
      20,000   Guam International
               Airport Authority(1)               5.375    10/01/2017   10/01/2013(A)           20,638
   1,020,000   Puerto Rico Children's
               Trust Fund (TASC)(1)               5.375    05/15/2033   01/14/2016(B)          937,023
   9,800,000   Puerto Rico
               Commonwealth GO(1)                 4.750    12/01/2015   12/01/2012(A)       10,140,060
   5,000,000   Puerto Rico
               Commonwealth GO(1)                 5.250    07/01/2024   07/01/2024           4,976,700
   2,330,000   Puerto Rico
               Commonwealth GO(1)                 5.250    07/01/2026   07/01/2026           2,301,434
   5,685,000   Puerto Rico
               Commonwealth GO(1)                 5.250    07/01/2034   07/01/2034           5,304,276
   3,355,000   Puerto Rico
               Commonwealth GO(1)                 5.500    07/01/2017   07/01/2017           3,696,371
   1,000,000   Puerto Rico
               Commonwealth GO(1)                 5.500    07/01/2017   07/01/2017           1,101,750
   4,125,000   Puerto Rico
               Commonwealth GO(1)                 5.500    07/01/2017   07/01/2017           4,544,719
      50,000   Puerto Rico
               Commonwealth GO(1)                 5.700    07/01/2020   07/31/2011(A)           50,044
   1,125,000   Puerto Rico
               Commonwealth GO(1)                 6.000    07/01/2027   07/01/2018(A)        1,168,571
  51,665,000   Puerto Rico
               Commonwealth GO4                   6.000    07/01/2029   07/01/2016(A)       53,787,915
  10,000,000   Puerto Rico
               Commonwealth GO(1)                 6.500    07/01/2037   07/01/2019(A)       10,620,500
  56,565,000   Puerto Rico
               Electric Power
               Authority, Series CCC(1)           5.250    07/01/2026   07/01/2015(A)       56,766,937
  13,025,000   Puerto Rico Electric
               Power Authority,
               Series CCC(1)                      5.250    07/01/2028   07/01/2028          12,938,123
   1,000,000   Puerto Rico Highway &
               Transportation Authority(1)        5.000    07/01/2018   01/01/2012(A)        1,005,000

48     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                Effective
Amount                                            Coupon     Maturity    Maturity*             Value
------------                                      ------    ----------   --------------     -----------
U.S. Possessions Continued
$   2,015,000   Puerto Rico Highway &
                Transportation
                Authority, Series G(1)             5.250%   07/01/2019   07/01/2013(A)      $ 2,070,050
    1,045,000   Puerto Rico Highway &
                Transportation
                Authority, Series N(1)             5.500    07/01/2021   07/01/2021           1,102,141
    6,720,000   Puerto Rico Highway &
                Transportation
                Authority, Series Y(1)             6.250    07/01/2021   07/15/2020(B)        7,610,198
       75,000   Puerto Rico Industrial
                Devel. Company, Series B(1)        5.375    07/01/2016   07/31/2011(A)           75,116
    8,440,000   Puerto Rico Infrastructure(1)      5.500    07/01/2020   07/01/2020           8,946,906
    3,115,000   Puerto Rico Infrastructure(1)      5.500    07/01/2021   07/01/2021           3,270,189
    4,670,000   Puerto Rico Infrastructure(1)      5.500    07/01/2022   07/01/2022           4,867,775
    1,140,000   Puerto Rico Infrastructure(1)      5.500    07/01/2023   07/01/2023           1,183,673
      680,000   Puerto Rico Infrastructure
                (Mepsi Campus)(1)                  5.600    10/01/2014   04/21/2013(B)          662,238
    3,310,000   Puerto Rico ITEMECF
                (Cogeneration Facilities)          6.625    06/01/2026   07/31/2011(A)        3,338,135
      180,000   Puerto Rico ITEMECF
                (InterAmerican University)(1)      5.000    10/01/2018   07/31/2011(A)          180,151
    1,900,000   Puerto Rico ITEMECF
                (SEAM/Hospital
                Espanol Auxilio
                Obligated Group)(1)                6.250    07/01/2024   07/31/2011(A)        1,900,684
      160,000   Puerto Rico ITEMECF
                (University Plaza)(1)              5.625    07/01/2014   01/01/2012(A)          162,563
    2,000,000   Puerto Rico Municipal
                Finance Agency, Series A(1)        5.250    08/01/2019   08/01/2012(A)        2,026,540
    1,350,000   Puerto Rico Public
                Buildings Authority(1)             5.250    07/01/2017   07/01/2017           1,469,286
    3,590,000   Puerto Rico Public
                Buildings Authority(1)             6.000    07/01/2027   07/01/2018(A)        3,786,912
      500,000   Puerto Rico Public
                Buildings Authority(1)             6.125    07/01/2023   07/01/2019(A)          528,960
      735,000   Puerto Rico Public
                Buildings Authority(1)             6.250    07/01/2021   07/01/2021             821,730
    5,220,000   Puerto Rico Public
                Buildings Authority(1)             6.250    07/01/2022   07/01/2022           5,729,942
    2,905,000   Puerto Rico Public
                Buildings Authority(1)             6.250    07/01/2026   07/01/2019(A)        3,150,066
    1,000,000   Puerto Rico Public
                Buildings Authority(1)             6.750    07/01/2036   07/01/2019(A)        1,080,380
    2,950,000   Puerto Rico Public
                Buildings Authority(1)             7.000    07/01/2021   07/01/2014(A)        3,259,603
   13,200,000   Puerto Rico Public
                Buildings Authority(1)             7.000    07/01/2025   06/01/2014(A)       14,297,448
      500,000   Puerto Rico Public
                Finance Corp., Series A(1)         5.000    08/01/2027   02/01/2012(C)          507,120
      175,000   Puerto Rico Public
                Finance Corp., Series A(1)         5.250    08/01/2029   02/01/2012(C)          177,744

49     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                    Effective
Amount                                                Coupon     Maturity    Maturity*             Value
------------                                          ------    ----------   --------------    ------------
U.S. Possessions Continued
$ 14,315,000   Puerto Rico Public
               Finance Corp., Series A(1)              5.250%   08/01/2030   02/01/2012(C)      $14,539,459
  22,450,000   Puerto Rico Public
               Finance Corp., Series A(1)              5.750    08/01/2027   02/01/2012(C)       22,866,897
      70,000   Puerto Rico Public
               Finance Corp., Series A(1)              6.000    08/01/2015   08/01/2011(A)           70,092
  11,000,000   Puerto Rico Sales
               Tax Financing Corp., Series A(1)        5.625    08/01/2030   02/01/2015(A)       11,172,150
  21,000,000   Puerto Rico Sales
               Tax Financing Corp., Series A(1)        6.125    08/01/2029   02/01/2014(A)       21,771,540
   9,000,000   Puerto Rico Sales
               Tax Financing Corp., Series A(1)        6.500    08/01/2044   08/01/2019(A)        9,714,600
  35,000,000   Puerto Rico Sales
               Tax Financing
               Corp., Series C(1)                      6.500    08/01/2035   08/01/2020(A)       38,180,100
   1,000,000   University of
               Puerto Rico(1)                          5.000    06/01/2020   06/01/2016(A)        1,000,780
   2,535,000   University of
               Puerto Rico, Series P(1)                5.000    06/01/2023   06/01/2023           2,482,348
   1,790,000   University of Puerto
               Rico, Series Q(1)                       5.000    06/01/2022   06/01/2022           1,766,837
     500,000   V.I. Government
               Refinery Facilities
               (Hovensa Coker)(1)                      6.500    07/01/2021   10/01/2017(B)          493,470
   5,115,000   V.I. Public Finance
               Authority,  Series A(1)                 6.375    10/01/2019   10/01/2011(A)        5,142,416
                                                                                               ------------
                                                                                                371,767,810
Utah-0.2%
   1,081,000   Eagle Mountain,
               UT Special Assessment                   6.250    05/01/2013   05/01/2012(A)        1,090,956
     310,000   Emery County, UT
               Environmental
               Improvement (Pacificorp)(1)             6.150    09/01/2030   09/01/2030             305,818
     950,000   Emery County, UT
               Pollution Control (Pacificorp)(1)       5.625    11/01/2023   07/31/2011(A)          951,340
     525,000   Emery County, UT
               Pollution Control (Pacificorp)(1)       5.650    11/01/2023   07/31/2011(A)          525,903
      30,000   Intermountain, UT
               Power Agency(1)                         5.000    07/01/2013   07/25/2011(A)           30,113
   2,000,000   Tooele County, UT
               Hazardous Waste
               Treatment (Union Pacific Corp.)(1)      5.700    11/01/2026   04/28/2012(A)        2,009,440
     490,000   UT HFA (Single
               Family Mtg.)(1)                         6.125    01/01/2027   07/31/2011(A)          490,387
      55,000   UT State Building
               Ownership Authority,
               Series A(1)                             5.750    08/15/2011   08/15/2011              55,362
       5,000   UT University Campus
               Facilities System, Series A(1)          6.750    10/01/2014   07/31/2011(A)            5,013
                                                                                                 ----------
                                                                                                  5,464,332
Vermont-0.1%
       25,000  Burlington, VT
               Airport(1)                              5.600    07/01/2017   07/31/2011(A)           25,028
      120,000  Burlington, VT
               Airport, Series B(1)                    5.750    07/01/2017   07/31/2011(A)          120,149
       10,000  Burlington, VT
               Airport, Series B                       5.850    07/01/2011   07/01/2011              10,001
      205,000  Burlington, VT COP                      5.500    12/01/2016   07/31/2011(A)          205,834

50     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                    Effective
Amount                                               Coupon    Maturity      Maturity*            Value
------------                                         ------   -----------   --------------     -----------
Vermont Continued
 $ 3,775,000   VT Educational & Health
               Buildings Financing Agency
               (Fletcher Allen Health Care)(1)       6.000%   12/01/2023   12/01/2011(A)       $ 3,797,235
      40,000   VT HFA                                5.400    02/15/2012   07/31/2011(A)            40,130
      15,000   VT HFA (Single Family)(1)             5.500    11/01/2021   07/31/2011(A)            15,190
      20,000   VT HFA (Single Family),
               Series 11A(1)                         5.900    05/01/2019   08/01/2011(A)            20,739
                                                                                                 ---------
                                                                                                 4,234,306
Virginia-0.5%
     265,000   Norfolk, VA EDA,
               Series B(1)                           5.625    11/01/2015   12/16/2013(B)           230,168
     100,000   Richmond, VA IDA
               (Virginia Commonwealth
               University Real Estate
               Foundation)(1)                        5.550    01/01/2031   01/01/2013(A)           100,629
     717,000   VA Gateway Community
               Devel. Authority(1)                   6.375    03/01/2030   01/29/2024(B)           690,084
   8,170,000   VA Hsg. Devel. Authority
               (Rental Hsg.)(1)                      5.550    01/01/2027   01/01/2012(A)         8,190,017
   4,705,000   VA Hsg. Devel.
               Authority, Series E                   6.375    01/01/2036   07/01/2018(A)         5,043,101
     975,000   Watkins Centre, VA
               Community Devel.
               Authority(1)                          5.400    03/01/2020   10/14/2016(B)           946,696
                                                                                                ----------
                                                                                                15,200,695
Washington-3.8%
      10,000   Bellingham, WA Hsg.
               Authority (Cascade
               Meadows)(1)                           5.200    11/01/2027   09/30/2011(A)            10,002
     740,000   Chelan County, WA
               Devel. Corp. (Alcoa)(1)               5.850    12/01/2031   11/30/2011(A)           739,926
  15,000,000   Chelan County, WA
               Public Utility District
               No. 1 (Chelan Hydro)(1)               6.050    07/01/2032   07/01/2014(A)        15,339,750
   1,755,000   Clark County, WA
               Public Utility District No. 1(1)      5.500    01/01/2025   07/31/2011(A)         1,760,195
   1,050,000   Kent, WA GO(1)                        5.375    12/01/2020   07/31/2011(A)         1,064,469
      25,000   King County, WA
               Hsg. Authority
               (Cascadian Apartments)(1)             6.850    07/01/2024   01/01/2012(A)            25,216
      20,000   King County, WA Hsg.
               Authority (Fairwood
               Apartments)(1)                        5.900    12/01/2015   12/01/2011(A)            20,134
     160,000   King County, WA Hsg.
               Authority (Fairwood
               Apartments)(1)                        6.000    12/01/2025   12/01/2011(A)           161,410
      10,000   King County, WA Hsg.
               Authority (Rural
               Preservation)(1)                      5.750    01/01/2028   12/18/2023(B)             8,334
     300,000   Ocean Shores, WA GO(1)                5.500    12/01/2019   06/01/2012(A)           309,897
     115,000   Pierce County, WA
               Hsg. Authority(1)                     5.800    12/01/2023   10/14/2021(B)            97,311
   5,000,000   Port of Seattle, WA
               Special Facility(1)                   6.000    09/01/2020   07/31/2011(A)         5,005,550
     145,000   Port of Seattle, WA
               Special Facility(1)                   6.000    09/01/2029   09/01/2011(A)           145,013
  47,110,000   Port of Seattle, WA
               Special Facility(1)                   6.250    09/01/2026   07/31/2011(A)        47,132,142
     245,000   Prosser, WA Water &
               Sewer(1)                              5.400    09/01/2012   07/31/2011(A)           246,000
      25,000   WA COP (Dept.
               of General Administration)(1)         5.500    10/01/2013   07/31/2011(A)            25,105

51     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                              Effective
Amount                                           Coupon    Maturity    Maturity*             Value
------------                                     ------   ----------   -------------       ----------
Washington Continued
 $    20,000   WA COP (Dept. of
               General Administration)(1)        5.600%   10/01/2015   07/31/2011(A)      $    20,056
      30,000   WA COP (Dept. of
               General Administration)(1)        5.600    10/01/2016   07/31/2011(A)           30,076
   1,755,000   WA EDFA (Lindal
               Cedar Homes)(1)                   5.800    11/01/2017   07/31/2011(A)        1,758,738
     100,000   WA Health Care Facilities
               Authority (Harrison
               Memorial Hospital)(1)             5.300    08/15/2014   07/31/2011(A)          100,183
     145,000   WA Health Care Facilities
               Authority (Harrison
               Memorial Hospital)(1)             5.400    08/15/2023   08/15/2011(A)          144,993
      10,000   WA Health Care Facilities
               Authority (Swedish
               Health Services)(1)               5.250    11/15/2026   09/30/2011(A)           10,000
  10,000,000   WA Health Care Facilities
               Authority (Swedish
               Health Services)(1)               6.500    11/15/2027   11/15/2015(A)       10,422,800
       5,000   WA Health Care Facilities
               Authority (Yakima Valley
               Memorial Hospital Assoc.)(1)      5.375    12/01/2014   07/31/2011(A)            5,008
     290,000   WA HFC(1)                         5.000    06/01/2021   03/01/2012(A)          296,206
  27,250,000   WA Tobacco Settlement
               Authority (TASC)(1)               6.500    06/01/2026   06/01/2013(A)       27,652,755
  11,150,000   WA Tobacco Settlement
               Authority (TASC)(1)               6.625    06/01/2032   06/01/2013(A)       11,217,792
                                                                                         ------------
                                                                                          123,749,061
West Virginia-0.9%
     330,000   Harrison County, WV
               Monongahela Power
               Company)(1)                       6.250    05/01/2023   05/01/2023             326,842
      50,000   Harrison County, WV
               (Monongahela Power
               Company)(1)                       6.750    08/01/2024   08/01/2011(A)           50,003
   1,210,000   Harrison County, WV
               County Commission
               Solid Waste Disposal
               (Monongahela Power Company)       6.750    08/01/2024   08/01/2011(A)        1,216,812
  25,650,000   Mason County, WV
               Pollution Control
               (Appalachian Power
               Company)(1)                       6.050    12/01/2024   07/31/2011(A)       25,832,628
      20,000   Pleasants County, WV
               Pollution Control
               (Monongahela Power
               Company)(1)                       5.500    04/01/2029   04/01/2029              19,285
   2,075,000   Pleasants County,
               WV Pollution Control
               (Potomac Edison Company)(1)       5.500    04/01/2029   09/30/2011(A)        2,074,959
      25,000   Pleasants County, WV
               Pollution Control
               (West Penn Power
               Company)(1)                       5.500    04/01/2029   09/30/2011(A)           25,000
     100,000   WV Hospital Finance
               Authority (Charleston
               Area Medical Center)(1)           5.500    09/01/2028   09/01/2028              99,772
      55,000   WV Water Devel.
               Authority(1)                      5.625    07/01/2030   07/01/2012(A)           55,185
      50,000   WV Water Devel.
               Authority(1)                      6.250    07/01/2030   07/31/2011(A)           50,284

52     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


Principal                                                                       Effective
Amount                                                    Coupon    Maturity    Maturity*             Value
------------                                              ------   ----------   -------------      -----------
West Virginia Continued
  $    75,000 WV West Liberty
              State College, Series A(1)                  6.000%   06/01/2023   06/01/2013(A)      $    77,728
                                                                                                   -----------
                                                                                                    29,828,498
Wisconsin-2.0%
    370,000   Janesville, WI Industrial
              Devel. (Paramount
              Communications)(1)                          7.000    10/15/2017   07/31/2011(A)          370,622
    240,000   Madison, WI Industrial
              Devel. (Madison Gas &
              Electric Company)(1)                        5.875    10/01/2034   04/01/2012(A)          240,588
 16,000,000   Marshfield, WI Electric(1)                  5.500    12/01/2030   12/01/2020(A)       17,134,240
    480,000   WI H&EFA (Aurora
              Health Care)(1)                             5.600    02/15/2029   08/15/2011(A)          480,034
 12,650,000   WI H&EFA (Aurora
              Health Care/Aurora
              Medical Group/Aurora
              Health Care Metro
              Obligated Group)(1)                         6.500    04/15/2033   04/15/2013(A)       12,780,042
    150,000   WI H&EFA (Beloit College)(1)                5.250    06/01/2025   06/01/2025             148,824
  3,085,000   WI H&EFA (Beloit College)(1)                5.750    06/01/2021   06/01/2015(A)        3,201,829
    345,000   WI H&EFA (Divine Savior
              Healthcare)(1)                              5.400    06/01/2014   07/31/2011(A)          345,656
    100,000   WI H&EFA (Lawrence
              University of Wisconsin)(1)                 5.125    10/15/2018   07/31/2011(A)          100,085
  3,075,000   WI H&EFA
              (Marshfield Clinic)(1)                      5.625    02/15/2017   07/31/2011(A)        3,079,582
    185,000   WI H&EFA
              (Marshfield Clinic)(1)                      5.750    02/15/2027   08/15/2011(A)          184,983
    200,000   WI H&EFA
              (Marshfield Clinic)(1)                      6.250    02/15/2018   07/31/2011(A)          200,324
    260,000   WI H&EFA
              (Marshfield Clinic)(1)                      6.250    02/15/2029   08/15/2011(A)          260,052
 11,545,000   WI H&EFA
              (Medical College of
              Wisconsin)(1)                               5.500    12/01/2026   12/01/2015(A)       11,848,980
    130,000   WI H&EFA (MHSC
              /MAstdC/MA
              Obligated Group)(1)                         5.375    08/15/2019   08/15/2011(A)          130,198
     25,000   WI H&EFA (MHSC/
              MAstdC/MA
              Obligated Group)(1)                         5.500    08/15/2025   08/15/2011(A)           25,010
  5,000,000   WI H&EFA (Wheaton
              Franciscan Services)(1)                     5.250    08/15/2025   08/20/2023(B)        4,773,100
  9,715,000   WI H&EFA (Wheaton
              Franciscan Services/
              Wheaton Franciscan
              Medical Group
              Obligated Group)(1)                         5.250    08/15/2025   08/15/2025           9,274,133
  1,000,000   WI H&EFA (Wheaton
              Franciscan Services/
              Wheaton Franciscan
              Medical Group
              Obligated Group)(1)                         5.250    08/15/2026   08/15/2026             944,080
     70,000   WI Hsg. & EDA
              (Home Ownership),
              Series C(1)                                 6.000    09/01/2036   09/01/2015(A)           73,081
      5,000   WI Hsg. & EDA,
              Series B(1)                                 5.300    11/01/2018   07/31/2011(A)            5,004
                                                                                                   -----------
                                                                                                    65,600,447
Wyoming-0.0%
  495,000     Lincoln County,
              WY Pollution
              Control (PacifiCorp)(1)                     5.625    11/01/2021   07/31/2011(A)          495,440
                                                                                                 -------------
Total Municipal Bonds and Notes (Cost $3,525,108,885)                                            3,527,464,198

53     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Principal
Amount                                                         Coupon       Maturity        Value
--------------------------------------------------------       -------      ---------   -------------
Corporate Bonds and Notes-0.0%
11,676      Delta Air Lines, Inc., Sr. Unsec. Nts.(1,8)
           (Cost $11,560)                                      8.000%       12/01/2015  $      11,098

Total Investments, at Value (Cost $3,525,120,445)-107.0%
                                                                                        3,527,475,296

Liabilities in Excess of Other Assets-(7.0)
                                                                                         (232,178,746)
                                                                                        -------------
Net Assets-100.0%                                                                       3,295,296,550
                                                                                        =============

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,867,200 or 0.33% of the Fund's net assets as of June 30, 2011.

8. Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                        LEVEL 2-           LEVEL 3-
                                               LEVEL 1-        OTHER SIGNIFICANT        SIGNIFICANT
                                             UNADJUSTED               OBSERVABLE       UNOBSERVABLE
                                          QUOTED PRICES                   INPUTS             INPUTS             VALUE
                                          -------------         ----------------        ------------      ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Alabama                                 $         --            $   55,176,412         $        --       $ 55,176,412
  Alaska                                            --                15,108,086                  --         15,108,086
  Arizona                                           --               107,569,154                  --        107,569,154
  Arkansas                                          --                 1,362,472                  --          1,362,472
  California                                        --               372,978,606                  --        372,978,606
  Colorado                                          --                10,643,434                  --         10,643,434
  Connecticut                                       --                15,545,820                  --         15,545,820

54     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                        LEVEL 2-        LEVEL 3-
                                               LEVEL 1-        OTHER SIGNIFICANT     SIGNIFICANT
                                             UNADJUSTED               OBSERVABLE    UNOBSERVABLE
                                          QUOTED PRICES                   INPUTS          INPUTS                  VALUE
                                          ------------         -----------------    ------------           ------------
  Delaware                                       --                 129,335                  --                 129,335
  District of Columbia                           --              30,773,040                  --              30,773,040
  Florida                                        --             202,410,070                  --             202,410,070
  Georgia                                        --              86,640,934                  --              86,640,934
  Hawaii                                         --              60,556,971                  --              60,556,971
  Idaho                                          --               3,467,460                  --               3,467,460
  Illinois                                       --             405,482,853                  --             405,482,853
  Indiana                                        --              37,295,846                  --              37,295,846
  Iowa                                           --               2,882,054                  --               2,882,054
  Kansas                                         --              31,552,415                  --              31,552,415
  Kentucky                                       --              31,137,852                   1              31,137,853
  Louisiana                                      --             142,065,612                  --             142,065,612
  Maine                                          --                 396,939                  20                 396,959
  Maryland                                       --               6,581,148                  --               6,581,148
  Massachusetts                                  --              28,267,051              36,690              28,303,741
  Michigan                                       --              81,594,301                  --              81,594,301
  Minnesota                                      --              62,079,414                  --              62,079,414
  Mississippi                                    --              10,115,380                  --              10,115,380
  Missouri                                       --              36,937,110                  --              36,937,110
  Montana                                        --               6,317,662                  --               6,317,662
  Multi States                                   --              23,587,490                  --              23,587,490
  Nebraska                                       --                 945,948                  --                 945,948
  Nevada                                         --               7,977,199                  --               7,977,199
  New Hampshire                                  --              31,301,228                  --              31,301,228
  New Jersey                                     --             132,522,895                  --             132,522,895
  New Mexico                                     --               1,035,150                  --               1,035,150
  New York                                       --              74,149,079                  --              74,149,079
  North Carolina                                 --              13,317,677                  --              13,317,677
  North Dakota                                   --              10,599,349                  --              10,599,349
  Ohio                                           --             158,748,190                  --             158,748,190
  Oklahoma                                       --               2,143,355                  --               2,143,355
  Oregon                                         --               2,654,844                  --               2,654,844
  Pennsylvania                                   --             203,005,324                  --             203,005,324
  Rhode Island                                   --              65,720,365                  --              65,720,365
  South Carolina                                 --              26,083,437                  --              26,083,437
  South Dakota                                   --              20,159,813                  --              20,159,813
  Tennessee                                      --              15,037,650                  --              15,037,650
  Texas                                          --             263,307,669          13,722,805             277,030,474
  U.S. Possessions                               --             371,767,810                  --             371,767,810
  Utah                                           --               5,464,332                  --               5,464,332
  Vermont                                        --               4,234,306                  --               4,234,306
  Virginia                                       --              15,200,695                  --              15,200,695
  Washington                                     --             123,749,061                  --             123,749,061
  West Virginia                                  --              29,828,498                  --              29,828,498
  Wisconsin                                      --              65,600,447                  --              65,600,447
  Wyoming                                        --                 495,440                  --                 495,440
Corporate Bonds and Notes                        --                  11,098                  --                  11,098
                                          -----------------------------------------------------------------------------
Total Assets                              $      --      $    3,513,715,780        $ 13,759,516          $3,527,475,296
                                          =============================================================================

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

55     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS         Adult Communities Total Services
AHF          American Housing Foundation
AUS          Allegheny United Hospital
BLMC         Bethesda Lutheran Medical Center
CDA          Communities Devel. Authority
CHFTEH       Catholic Housing for the Elderly & Handicapped
CHHC         Community Health & Home Care
COP          Certificates of Participation
CSAHS        The Sisters of Charity of St. Augustine Health System
CVH          Central Vermont Hospital
DHC          Dartmouth-Hitchcock Clinic
DKH          Day Kimball Hospital
DRH          D.R. Hospital
DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
EDC          Economic Devel. Corp.
EDFA         Economic Devel. Finance Authority
EF&CD        Environmental Facilities and Community Devel.
FHA          Federal Housing Agency/Authority
FHS          Freeman Health System
FRS          Family Rehabilitation Services (Hancock Manor)
GHS          Gaston Health Services
GO           General Obligation
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDC          Housing Devel. Corp.
HE&HF        Higher Educational and Housing Facilities
HE&HFA       Higher Education and Health Facilities Authority
HEFA         Higher Education Facilities Authority
HESJH        HealthEast St. John's Hospital
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HFDC         Health Facilities Devel. Corp.
HNE          Healthnet of New England
HSJH         HealthEast St. Joseph's Hospital
HUHS         Hahnemann University Hospital System
IDA          Industrial Devel. Agency
IDC          Industrial Devel. Corp.
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK          John Fitzgerald Kennedy
JHF          Jewish Hospital Foundation
JHHS         Jewish Hospital Healthcare Services
JHP          JH Properties
MA           Mercy Alliance
MAstdC       Mercy Assisted Care
MCP          Medical College Of Pennsylvania
MHF          Miriam Hospital Foundation
MHMH         Mary Hitchcock Memorial Hospital
MHSC         Mercy Health System Corp.
MTA          Metropolitan Transportation Authority
NSU          Northeastern State University
NY/NJ        New York/New Jersey
NYC          New York City
OHP          Oakwood Health Promotions
OHS          Oakwood Healthcare System
OUH          Oakwood United Hospitals

56     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

PA/NJ        Pennsylvania/New Jersey
RCF          Rush-Copley Foundation
RCMC         Rush-Copley Medical Center
Res Rec      Resource Recovery Facility
RIH          Rhode Island Hospital
RIHF         Rhode Island Hospital Foundation
ROLs         Residual Option Longs
RUMC         Rush University Medical Center
SANC         St. Anne's Nursing Center
SCIC         Scottsdale Captive Insurance Company
SEAM         Sociedad Espanola de Auxilio Mutuo
SHC          Scottsdale Healthcare Corp.
SHH          Scottsdale Healthcare Hospitals
SHRC         Scottsdale Healthcare Realty Corp.
SJR          St. Joseph Residence
SJRNC        St. Johns Rehabilitation and Nursing Center
SLHOKC       St. Luke's Hospital of Kansas City
SLHS         St. Luke's Health System
TASC         Tobacco Settlement Asset-Backed Bonds
TC           Travis Corp. (People Care)
TMH          The Miriam Hospital
UHHS         University Hospitals Health System
UMass        University of Massachusetts
UMSA         Unincorporated Municipal Service Area
V.I.         United States Virgin Islands
VC           VinFen Corp.
VCS          VinFen Clinical Services
VMNRC        Villa Marina Nursing & Rehabilitation Center

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

57     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:


                       WHEN-ISSUED OR DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       --------------------------------
Purchased securities   $                     67,104,058
Sold securities                                 525,995

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $127,510,000 as of June 30, 2011.

58     |     Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $236,916,899 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $127,510,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT    INVERSE FLOATER(1)                                COUPON RATE(2)      MATURITY DATE      VALUE
-----------------   -----------------------------------------------   --------------      -------------   -----------
$      12,035,000   AZ Health Facilities Authority ROLs(3)                   16.227%             1/1/30   $12,535,776
       25,000,000   CA Health Facilities Financing Authority(3)              11.000            11/15/31    27,699,500
       16,485,000   Chicago, IL Board of Education ROLs(3)                   10.024             12/1/24    17,677,195
        5,050,000   Chicago, IL O'Hare International Airport ROLs(3)         10.453              1/1/16     5,130,396
        7,425,000   GA George L. Smith II World
                    Congress Center Authority ROLs(3)                        14.704              7/1/20     7,446,607
       17,500,000   Montgomery County, PA IDA ROLs(3)                        10.970              8/1/30    21,661,850
        5,735,000   RI Student Loan Authority(3)                             11.352             12/1/23     5,745,266
        4,635,000   Sedgwick & Shawnee Counties,
                    KS Hsg. (Single Family Mtg.) DRIVERS                     10.844             12/1/38     5,327,562
        2,470,000   Sedgwick & Shawnee Counties,
                    KS Hsg. (Single Family Mtg.) DRIVERS                     16.058              6/1/39     2,679,555
        1,210,000   Sedgwick & Shawnee Counties,
                    KS Hsg. (Single Family Mtg.) ROLs                        18.300             12/1/38     1,311,894
          900,000   Sedgwick & Shawnee Counties,
                    KS Hsg. (Single Family Mtg.) ROLs(3)                     19.539              6/1/39     1,001,628
        1,075,000   Sedgwick & Shawnee Counties,
                    KS Hsg. (Single Family Mtg.) ROLs(3)                     18.240             12/1/38     1,189,670
                                                                                                         ------------
                                                                                                         $109,406,899
                                                                                                         ============

59    |    Oppenheimer Limited Term Municipal Fund

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

     1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

     2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

     3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $114,405,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                                $ 5,661,820
Market Value                        $ 3,033,866
Market Value as a % of Net Assets          0.09%

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities        $   3,396,501,160(1)
                                      =================
Gross unrealized appreciation         $      58,242,691
Gross unrealized depreciation              (60,308,401)
                                      -----------------
Net unrealized depreciation           $     (2,065,710)
                                      =================

1. The Federal tax cost of securities does not include cost of $133,039,846, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

60     |     Oppenheimer Limited Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ William F. Glavin, Jr.
    --------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011